AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 95.7%
Aerospace & Defense — 3.2%
AAR Corp.*	5,193	$465,656
AeroVironment, Inc.*(a)	14,208	4,473,957
Archer Aviation, Inc. (Class A Stock)*(a)	3,740	35,829
Astronics Corp.*	4,379	199,726
ATI, Inc.*(a)	10,649	866,190
Axon Enterprise, Inc.*(a)	5,516	3,958,502
Byrna Technologies, Inc.*	2,050	45,428
Cadre Holdings, Inc.	5,170	188,757
Curtiss-Wright Corp.	10,444	5,670,465
Ducommun, Inc.*	2,194	210,909
Embraer SA (Brazil), ADR	93,355	5,643,310
Hexcel Corp.(a)	74,805	4,690,273
Huntington Ingalls Industries, Inc.	2,790	803,269
Innovative Solutions & Support, Inc.*	3,370	42,091
Karman Holdings, Inc.*	149,423	10,788,341
Kratos Defense & Security Solutions, Inc.*(a)	143,859	13,144,397
Leonardo DRS, Inc.	12,709	576,989
Loar Holdings, Inc.*(a)	77,523	6,201,840
Mercury Systems, Inc.*(a)	7,786	602,636
Moog, Inc. (Class A Stock)	3,855	800,568
National Presto Industries, Inc.	4,580	513,647
Park Aerospace Corp.	2,420	49,223
Rocket Lab Corp.*(a)	58,779	2,816,102
V2X, Inc.*	3,878	225,273
VSE Corp.(a)	2,736	454,833
		63,468,211
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*(a)	13,457	711,741
Hub Group, Inc. (Class A Stock)	8,800	303,072
Radiant Logistics, Inc.*	7,056	41,630
		1,056,443
Automobile Components — 1.3%
Adient PLC*	63,494	1,528,936
American Axle & Manufacturing Holdings, Inc.*	16,939	101,803
Autoliv, Inc. (Sweden)	7,417	915,999
BorgWarner, Inc.	24,864	1,093,021
Cooper-Standard Holdings, Inc.*	3,035	112,083
Dana, Inc.	19,474	390,259
Dorman Products, Inc.*(a)	4,218	657,502
Fox Factory Holding Corp.*	5,456	132,526
Garrett Motion, Inc. (Switzerland)	25,717	350,266
Gentex Corp.	70,676	2,000,131
Gentherm, Inc.*	3,414	116,281
Goodyear Tire & Rubber Co. (The)*(a)	117,870	881,668
Holley, Inc.*	8,010	25,151
LCI Industries	22,681	2,112,735
Lear Corp.	35,965	3,618,439
Modine Manufacturing Co.*(a)	45,338	6,445,250
Motorcar Parts of America, Inc.*	3,660	60,536
Patrick Industries, Inc.	4,711	487,259
Phinia, Inc.	15,517	891,917
QuantumScape Corp.*(a)	51,767	637,769
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Standard Motor Products, Inc.	3,328	$135,849
Stoneridge, Inc.*	1,820	13,868
Strattec Security Corp.*	675	45,941
Visteon Corp.	32,347	3,877,111
XPEL, Inc.*	3,470	114,753
		26,747,053
Automobiles — 0.4%
Harley-Davidson, Inc.(a)	65,864	1,837,606
Lucid Group, Inc.*(a)	12,951	308,104
Thor Industries, Inc.(a)	35,983	3,731,077
Winnebago Industries, Inc.	36,287	1,213,437
		7,090,224
Banks — 8.3%
1st Source Corp.	19,359	1,191,740
ACNB Corp.	1,060	46,682
Amalgamated Financial Corp.	4,196	113,921
Amerant Bancorp, Inc.	52,970	1,020,732
Ameris Bancorp	9,449	692,706
Ames National Corp.	1,750	35,385
Arrow Financial Corp.	12,160	344,128
Associated Banc-Corp.	48,557	1,248,400
Atlantic Union Bankshares Corp.	18,421	650,077
Axos Financial, Inc.*	33,423	2,829,257
Banc of California, Inc.	83,510	1,382,090
BancFirst Corp.(a)	4,638	586,475
Bancorp, Inc. (The)*	6,813	510,226
Bank First Corp.	530	64,294
Bank of Hawaii Corp.	5,633	369,750
Bank of Marin Bancorp	28,916	702,080
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,084	261,125
Bank OZK(a)	15,509	790,649
Bank7 Corp.	8,350	386,355
BankFinancial Corp.	3,820	45,955
BankUnited, Inc.	96,040	3,664,886
Bankwell Financial Group, Inc.	1,016	44,958
Banner Corp.	5,122	335,491
Bar Harbor Bankshares	2,311	70,393
BayCom Corp.	14,500	416,875
BCB Bancorp, Inc.	3,500	30,380
Beacon Financial Corp.	110,487	2,619,647
Blue Foundry Bancorp*	3,390	30,815
Blue Ridge Bankshares, Inc.*	4,050	17,132
BOK Financial Corp.(a)	7,533	839,478
Bridgewater Bancshares, Inc.*	26,022	457,987
Burke & Herbert Financial Services Corp.(a)	11,000	678,590
Business First Bancshares, Inc.	4,480	105,773
Byline Bancorp, Inc.	78,737	2,183,377
C&F Financial Corp.	500	33,600
Cadence Bank(a)	72,321	2,714,930
Camden National Corp.	17,755	685,165
Capital Bancorp, Inc.	13,810	440,539
Capital City Bank Group, Inc.	2,655	110,952
Capitol Federal Financial, Inc.	235,517	1,495,533
Carter Bankshares, Inc.*	18,068	350,700
A1

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Cathay General Bancorp	31,643	$1,519,180
Central Pacific Financial Corp.	39,617	1,201,980
Chemung Financial Corp.	636	33,403
ChoiceOne Financial Services, Inc.	320	9,267
Citizens & Northern Corp.	2,649	52,477
Citizens Community Bancorp, Inc.	920	14,784
Citizens Financial Services, Inc.	222	13,382
City Holding Co.	2,110	261,366
Civista Bancshares, Inc.	19,728	400,676
CNB Financial Corp.	17,472	422,822
Coastal Financial Corp.*	2,220	240,137
Colony Bankcorp, Inc.	22,990	391,060
Columbia Banking System, Inc.(a)	194,525	5,007,073
Columbia Financial, Inc.*	12,680	190,327
Comerica, Inc.(a)	13,428	920,087
Commerce Bancshares, Inc.(a)	15,342	916,838
Community Financial System, Inc.	7,747	454,284
Community Trust Bancorp, Inc.	14,684	821,570
Community West Bancshares	3,170	66,063
ConnectOne Bancorp, Inc.	61,781	1,532,787
Cullen/Frost Bankers, Inc.(a)	6,176	782,932
Customers Bancorp, Inc.*	29,109	1,902,855
CVB Financial Corp.	19,346	365,833
Dime Community Bancshares, Inc.	54,352	1,621,320
Eagle Bancorp Montana, Inc.	660	11,398
Eagle Bancorp, Inc.	71,380	1,443,304
Eastern Bankshares, Inc.	25,181	457,035
Enterprise Financial Services Corp.	22,863	1,325,597
Equity Bancshares, Inc. (Class A Stock)	2,689	109,442
Esquire Financial Holdings, Inc.	1,257	128,283
Farmers & Merchants Bancorp, Inc.	1,450	36,265
Farmers National Banc Corp.	29,277	421,882
FB Financial Corp.	6,751	376,301
Fidelity D&D Bancorp, Inc.	260	11,396
Financial Institutions, Inc.	41,180	1,120,096
First Bancorp	5,971	315,806
First Bancorp, Inc. (The)	2,390	62,761
First BanCorp. (Puerto Rico)	24,215	533,941
First Bank	4,070	66,300
First Busey Corp.	70,017	1,620,894
First Business Financial Services, Inc.	1,255	64,331
First Commonwealth Financial Corp.	15,178	258,785
First Community Bankshares, Inc.	2,811	97,823
First Community Corp.	420	11,852
First Financial Bancorp	14,161	357,565
First Financial Bankshares, Inc.(a)	17,374	584,635
First Financial Corp.	15,320	864,661
First Foundation, Inc.*(a)	190,082	1,058,757
First Hawaiian, Inc.	66,323	1,646,800
First Horizon Corp.	36,833	832,794
First Internet Bancorp	17,725	397,572
First Interstate BancSystem, Inc. (Class A Stock)	45,987	1,465,606
First Merchants Corp.	42,301	1,594,748
First Mid Bancshares, Inc.	20,471	775,441
First Savings Financial Group, Inc.	470	14,772
First United Corp.	1,494	54,934
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Western Financial, Inc.*	14,480	$333,402
Firstsun Capital Bancorp*	19,400	752,526
Five Star Bancorp	11,310	364,182
Flagstar Financial, Inc.	144,428	1,668,143
Flushing Financial Corp.	59,203	817,593
FNB Corp.	66,080	1,064,549
FS Bancorp, Inc.	1,660	66,267
Fulton Financial Corp.	24,755	461,186
FVCBankcorp, Inc.	1,550	20,104
German American Bancorp, Inc.	5,012	196,821
Glacier Bancorp, Inc.(a)	14,999	730,001
Great Southern Bancorp, Inc.	13,722	840,472
Greene County Bancorp, Inc.	1,140	25,764
Guaranty Bancshares, Inc.	1,636	79,755
Hancock Whitney Corp.	66,707	4,176,525
Hanmi Financial Corp.	43,800	1,081,422
HarborOne Bancorp, Inc.	6,773	92,113
Hawthorn Bancshares, Inc.	1,170	36,317
HBT Financial, Inc.	4,210	106,092
Heritage Commerce Corp.	275,630	2,737,006
Heritage Financial Corp.	36,233	876,476
Hilltop Holdings, Inc.	38,500	1,286,670
Hingham Institution for Savings (The)(a)	4,381	1,155,620
Home Bancorp, Inc.	13,416	728,824
Home BancShares, Inc.	78,647	2,225,710
HomeTrust Bancshares, Inc.	2,650	108,491
Hope Bancorp, Inc.	148,130	1,595,360
Horizon Bancorp, Inc.	71,752	1,148,750
Independent Bank Corp. (XNGS)	21,927	1,516,691
Independent Bank Corp. (XLON)	3,165	98,036
International Bancshares Corp.	9,114	626,587
Investar Holding Corp.	1,380	32,030
Kearny Financial Corp.	125,720	825,980
Lakeland Financial Corp.	3,665	235,293
Landmark Bancorp, Inc.	810	21,619
LCNB Corp.	2,150	32,229
Live Oak Bancshares, Inc.	44,074	1,552,286
MainStreet Bancshares, Inc.	730	15,206
Mechanics Bancorp (Class A Stock)*	28,708	382,103
Mercantile Bank Corp.	22,916	1,031,220
Meridian Corp.	960	15,158
Metrocity Bankshares, Inc.	4,010	111,037
Metropolitan Bank Holding Corp.	1,603	119,936
Mid Penn Bancorp, Inc.	11,030	315,899
Middlefield Banc Corp.(a)	390	11,704
Midland States Bancorp, Inc.	37,091	635,740
MidWestOne Financial Group, Inc.	3,250	91,943
MVB Financial Corp.	2,060	51,624
National Bank Holdings Corp. (Class A Stock)	5,432	209,892
National Bankshares, Inc.	780	22,963
NB Bancorp, Inc.	71,700	1,265,505
NBT Bancorp, Inc.	7,376	308,022
Nicolet Bankshares, Inc.(a)	21,136	2,842,792
Northeast Bank(a)	35,893	3,595,043
Northeast Community Bancorp, Inc.	1,460	30,032
Northfield Bancorp, Inc.	75,954	896,257

A2

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Northrim BanCorp, Inc.	3,044	$65,933
Northwest Bancshares, Inc.	22,023	272,865
Norwood Financial Corp.	1,130	28,725
Oak Valley Bancorp	770	21,691
OceanFirst Financial Corp.	80,116	1,407,638
OFG Bancorp (Puerto Rico)	6,962	302,777
Ohio Valley Banc Corp.	690	25,516
Old National Bancorp(a)	178,799	3,924,638
Old Second Bancorp, Inc.	6,943	120,010
OP Bancorp	1,500	20,880
Orange County Bancorp, Inc.	560	14,118
Origin Bancorp, Inc.	31,670	1,093,248
Orrstown Financial Services, Inc.	2,560	86,989
Park National Corp.	2,303	374,307
Parke Bancorp, Inc.	2,230	48,057
Pathward Financial, Inc.	3,440	254,594
PCB Bancorp	2,570	53,970
Peapack-Gladstone Financial Corp.	78,886	2,177,254
Peoples Bancorp of North Carolina, Inc.	1,190	36,485
Peoples Bancorp, Inc.	5,485	164,495
Peoples Financial Services Corp.	970	47,152
Pinnacle Financial Partners, Inc.	9,217	864,462
Pioneer Bancorp, Inc.*	910	11,885
Plumas Bancorp	470	20,276
Ponce Financial Group, Inc.*	3,270	48,069
Popular, Inc. (Puerto Rico)	8,363	1,062,185
Preferred Bank	55,033	4,974,433
Primis Financial Corp.	4,180	43,932
Princeton Bancorp, Inc.	520	16,557
Prosperity Bancshares, Inc.	10,360	687,386
Provident Bancorp, Inc.*	1,340	16,790
Provident Financial Holdings, Inc.	1,870	29,453
Provident Financial Services, Inc.	92,168	1,776,999
QCR Holdings, Inc.	16,486	1,247,001
RBB Bancorp	21,476	402,890
Red River Bancshares, Inc.	900	58,338
Renasant Corp.	11,806	435,523
Republic Bancorp, Inc. (Class A Stock)	2,459	177,663
Richmond Mutual BanCorp, Inc.	790	11,226
Riverview Bancorp, Inc.	5,290	28,407
S&T Bancorp, Inc.	5,508	207,046
SB Financial Group, Inc.	810	15,625
Seacoast Banking Corp. of Florida	5,224	158,966
ServisFirst Bancshares, Inc.	7,281	586,339
Shore Bancshares, Inc.	46,482	762,770
Sierra Bancorp	12,124	350,505
Simmons First National Corp. (Class A Stock)	79,897	1,531,625
SmartFinancial, Inc.	2,441	87,217
South Plains Financial, Inc.	2,580	99,717
Southern First Bancshares, Inc.*	1,663	73,372
Southern Missouri Bancorp, Inc.	7,858	413,016
Southside Bancshares, Inc.	4,390	124,018
SOUTHSTATE BANK Corp.	12,675	1,253,177
Stellar Bancorp, Inc.	6,936	210,438
Stock Yards Bancorp, Inc.	4,363	305,366
Synovus Financial Corp.	22,882	1,123,049
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	6,015	$508,448
Third Coast Bancshares, Inc.*	1,090	41,387
Timberland Bancorp, Inc.	2,040	67,891
Tompkins Financial Corp.	14,320	948,127
Towne Bank	29,819	1,030,843
TriCo Bancshares	36,812	1,634,821
Triumph Financial, Inc.*	3,392	169,736
TrustCo Bank Corp.	29,671	1,077,057
Trustmark Corp.	8,802	348,559
UMB Financial Corp.(a)	10,085	1,193,560
Union Bankshares, Inc.	560	13,866
United Bankshares, Inc.(a)	18,667	694,599
United Community Banks, Inc.	37,730	1,182,835
United Security Bancshares	1,520	14,182
Unity Bancorp, Inc.	1,676	81,906
Univest Financial Corp.	38,642	1,160,033
USCB Financial Holdings, Inc.	910	15,880
Valley National Bancorp(a)	173,052	1,834,351
Veritex Holdings, Inc.	47,500	1,592,675
Virginia National Bankshares Corp.	310	12,031
WaFd, Inc.	43,455	1,316,252
Washington Trust Bancorp, Inc.	36,898	1,066,352
Webster Financial Corp.	12,099	719,165
WesBanco, Inc.	12,742	406,852
West BanCorp, Inc.	3,300	67,056
Westamerica BanCorp	3,739	186,913
Western Alliance Bancorp(a)	11,004	954,267
Western New England Bancorp, Inc.	5,700	68,457
Wintrust Financial Corp.(a)	33,374	4,420,053
WSFS Financial Corp.	42,415	2,287,441
Zions Bancorp NA	62,642	3,544,284
		167,949,418
Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,109	234,465
Coca-Cola Consolidated, Inc.(a)	21,628	2,533,937
MGP Ingredients, Inc.	2,160	52,250
Molson Coors Beverage Co. (Class B Stock)	9,504	430,056
National Beverage Corp.*	9,571	353,361
Vita Coco Co., Inc. (The)*	7,047	299,286
		3,903,355
Biotechnology — 5.0%
4D Molecular Therapeutics, Inc.*	3,640	31,632
89bio, Inc.*	2,423	35,618
Abivax SA (France), ADR*	25,875	2,196,787
Absci Corp.*(a)	11,370	34,565
AC Immune SA (Switzerland)*	4,330	12,514
ACADIA Pharmaceuticals, Inc.*	13,197	281,624
ADMA Biologics, Inc.*	32,444	475,629
Adverum Biotechnologies, Inc.*	2,690	12,186
Agios Pharmaceuticals, Inc.*	4,662	187,133
Akebia Therapeutics, Inc.*	11,637	31,769
Akero Therapeutics, Inc.*	3,463	164,423
Aldeyra Therapeutics, Inc.*	9,920	51,782
Alector, Inc.*	14,330	42,417

A3

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alkermes PLC*	69,007	$2,070,210
Allogene Therapeutics, Inc.*(a)	18,772	23,277
Altimmune, Inc.*(a)	3,790	14,288
Anika Therapeutics, Inc.*	2,680	25,192
Annexon, Inc.*	9,110	27,786
Apogee Therapeutics, Inc.*(a)	61,146	2,429,331
Arcellx, Inc.*	347	28,489
Arcturus Therapeutics Holdings, Inc.*	3,614	66,606
Arcus Biosciences, Inc.*	11,406	155,122
Arrowhead Pharmaceuticals, Inc.*	77,986	2,689,737
ARS Pharmaceuticals, Inc.*	2,051	20,613
Astria Therapeutics, Inc.*	1,080	7,862
aTyr Pharma, Inc.*(a)	4,540	3,275
Aura Biosciences, Inc.*	4,010	24,782
Avidity Biosciences, Inc.*	2,391	104,176
Beam Therapeutics, Inc.*(a)	11,014	267,310
BioMarin Pharmaceutical, Inc.*	11,856	642,121
Biomea Fusion, Inc.*	2,530	5,111
Black Diamond Therapeutics, Inc.*	4,590	17,396
Bridgebio Pharma, Inc.*	75,824	3,938,299
C4 Therapeutics, Inc.*	6,970	15,473
CareDx, Inc.*	5,917	86,033
Caribou Biosciences, Inc.*	13,050	30,407
Catalyst Pharmaceuticals, Inc.*	94,895	1,869,431
CG oncology, Inc.*(a)	103,700	4,177,036
CRISPR Therapeutics AG (Switzerland)*(a)	10,827	701,698
Cullinan Therapeutics, Inc.*	5,658	33,552
Day One Biopharmaceuticals, Inc.*	7,690	54,214
Denali Therapeutics, Inc.*	17,324	251,544
Design Therapeutics, Inc.*	4,390	33,057
Disc Medicine, Inc.*(a)	37,710	2,491,877
Dynavax Technologies Corp.*	18,391	182,623
Emergent BioSolutions, Inc.*	7,370	65,003
Enanta Pharmaceuticals, Inc.*	158	1,891
Entrada Therapeutics, Inc.*	1,940	11,252
Erasca, Inc.*	18,000	39,240
Exact Sciences Corp.*	14,446	790,341
Exelixis, Inc.*	25,296	1,044,725
Fate Therapeutics, Inc.*	14,900	18,774
Halozyme Therapeutics, Inc.*(a)	59,197	4,341,508
Ideaya Biosciences, Inc.*	2,478	67,426
Intellia Therapeutics, Inc.*	10,969	189,435
Iovance Biotherapeutics, Inc.*	24,950	54,142
Ironwood Pharmaceuticals, Inc.*	6,290	8,240
iTeos Therapeutics, Inc. (Luxembourg)*^	5,592	576
Janux Therapeutics, Inc.*	1,254	30,648
Jasper Therapeutics, Inc.*(a)	780	1,856
Keros Therapeutics, Inc.*	1,308	20,693
Kiniksa Pharmaceuticals International PLC*	5,681	220,593
Kodiak Sciences, Inc.*	6,310	103,295
Krystal Biotech, Inc.*(a)	28,550	5,039,931
Kura Oncology, Inc.*	8,300	73,455
Kymera Therapeutics, Inc.*(a)	51,620	2,921,692
MacroGenics, Inc.*	10,990	18,463
Madrigal Pharmaceuticals, Inc.*(a)	6,642	3,046,420
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
MannKind Corp.*	37,003	$198,706
MediciNova, Inc.*	4,930	6,212
Merus NV (Netherlands)*	34,200	3,219,930
MiMedx Group, Inc.*	21,280	148,534
Mirum Pharmaceuticals, Inc.*(a)	62,000	4,545,220
Monte Rosa Therapeutics, Inc.*	3,360	24,898
Myriad Genetics, Inc.*	8,891	64,282
Natera, Inc.*	20,867	3,358,961
Neurocrine Biosciences, Inc.*	389	54,608
Newamsterdam Pharma Co. NV (Netherlands)*(a)	168,200	4,783,608
Nkarta, Inc.*	7,360	15,235
Nurix Therapeutics, Inc.*	6,260	57,842
Nuvalent, Inc. (Class A Stock)*	12,413	1,073,476
Olema Pharmaceuticals, Inc.*(a)	6,253	61,217
Organogenesis Holdings, Inc.*	16,810	70,938
ORIC Pharmaceuticals, Inc.*	7,130	85,560
Protagonist Therapeutics, Inc.*	42,955	2,853,501
Prothena Corp. PLC (Ireland)*	5,056	49,347
PTC Therapeutics, Inc.*	46,080	2,827,930
Puma Biotechnology, Inc.*	7,140	37,913
REGENXBIO, Inc.*	7,187	69,355
Relay Therapeutics, Inc.*	16,217	84,653
Replimune Group, Inc.*	10,260	42,989
Revolution Medicines, Inc.*	9,558	446,359
Rhythm Pharmaceuticals, Inc.*	46,453	4,691,288
Rigel Pharmaceuticals, Inc.*	640	18,131
Rocket Pharmaceuticals, Inc.*	8,070	26,308
Roivant Sciences Ltd.*	69,708	1,054,682
Sana Biotechnology, Inc.*(a)	19,750	70,112
Sarepta Therapeutics, Inc.*	4,756	91,648
Savara, Inc.*	5,450	19,457
Scholar Rock Holding Corp.*(a)	72,401	2,696,213
Sera Prognostics, Inc. (Class A Stock)*	2,450	7,497
Soleno Therapeutics, Inc.*	77,900	5,266,040
Solid Biosciences, Inc.*	2,540	15,672
Spyre Therapeutics, Inc.*(a)	58,112	973,957
Stoke Therapeutics, Inc.*(a)	6,839	160,716
Sutro Biopharma, Inc.*	601	522
Tenaya Therapeutics, Inc.*	4,770	7,727
Travere Therapeutics, Inc.*	40,522	968,476
Twist Bioscience Corp.*	5,348	150,493
Tyra Biosciences, Inc.*(a)	1,770	24,762
Ultragenyx Pharmaceutical, Inc.*	34,849	1,048,258
Vanda Pharmaceuticals, Inc.*	8,257	41,202
Veracyte, Inc.*	9,824	337,258
Vericel Corp.*(a)	180,176	5,670,139
Verve Therapeutics, Inc.*^	5,320	3,352
Viking Therapeutics, Inc.*	2,683	70,509
Vir Biotechnology, Inc.*	12,130	69,262
Voyager Therapeutics, Inc.*	6,620	30,915
XBiotech, Inc.*	2,660	7,076
Xencor, Inc.*	8,221	96,432
Xenon Pharmaceuticals, Inc. (Canada)*(a)	206,883	8,306,352
Zymeworks, Inc.*	8,080	138,006
		100,399,342

A4

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.8%
1stdibs.com, Inc.*	3,650	$9,454
Dillard’s, Inc. (Class A Stock)(a)	1,304	801,282
Etsy, Inc.*	11,273	748,414
Global-e Online Ltd. (Israel)*	117,910	4,216,462
Groupon, Inc.*	2,560	59,776
Kohl’s Corp.(a)	12,187	187,314
Macy’s, Inc.(a)	33,044	592,479
Ollie’s Bargain Outlet Holdings, Inc.*(a)	68,479	8,792,704
Savers Value Village, Inc.*	6,850	90,762
		15,498,647
Building Products — 1.5%
A.O. Smith Corp.	7,914	580,967
AAON, Inc.(a)	8,749	817,507
Advanced Drainage Systems, Inc.	6,013	834,003
American Woodmark Corp.*	17,429	1,163,560
Apogee Enterprises, Inc.	25,996	1,132,646
Armstrong World Industries, Inc.	9,602	1,882,088
AZZ, Inc.(a)	25,041	2,732,724
CSW Industrials, Inc.(a)	2,152	522,398
Fortune Brands Innovations, Inc.(a)	31,852	1,700,578
Gibraltar Industries, Inc.*	4,402	276,446
Griffon Corp.	49,918	3,801,256
Hayward Holdings, Inc.*	23,142	349,907
Insteel Industries, Inc.	2,869	109,997
Janus International Group, Inc.*(a)	406,548	4,012,629
JELD-WEN Holding, Inc.*	10,687	52,473
Masterbrand, Inc.*	182,731	2,406,567
Quanex Building Products Corp.	3,540	50,339
Resideo Technologies, Inc.*	71,197	3,074,286
Simpson Manufacturing Co., Inc.	5,309	889,045
Tecnoglass, Inc.	5,811	388,814
Trex Co., Inc.*	11,100	573,537
UFP Industries, Inc.(a)	18,165	1,698,246
Zurn Elkay Water Solutions Corp.	15,695	738,136
		29,788,149
Capital Markets — 3.1%
Acadian Asset Management, Inc.	4,736	228,086
Affiliated Managers Group, Inc.	3,859	920,101
AlTi Global, Inc.*	3,280	11,677
Artisan Partners Asset Management, Inc. (Class A Stock)	9,626	417,768
BGC Group, Inc. (Class A Stock)	402,715	3,809,684
Blue Owl Capital Corp.(a)	149,969	1,915,104
Cohen & Steers, Inc.	6,557	430,205
Diamond Hill Investment Group, Inc.	6,946	972,509
DigitalBridge Group, Inc.	20,123	235,439
Donnelley Financial Solutions, Inc.*	4,029	207,211
Evercore, Inc. (Class A Stock)	2,571	867,250
Federated Hermes, Inc.	35,978	1,868,338
GCM Grosvenor, Inc. (Class A Stock)	3,500	42,245
Golub Capital BDC, Inc.	123,366	1,688,881
Hamilton Lane, Inc. (Class A Stock)(a)	65,664	8,850,851
Houlihan Lokey, Inc.	1,156	237,350
Invesco Ltd.	72,242	1,657,231
Janus Henderson Group PLC	35,460	1,578,325
Jefferies Financial Group, Inc.	4,566	298,708
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Lazard, Inc.	11,139	$587,916
MarketAxess Holdings, Inc.	3,512	611,966
Moelis & Co. (Class A Stock)	6,137	437,691
Morningstar, Inc.	2,167	502,766
Open Lending Corp.*	11,629	24,537
Perella Weinberg Partners	1,012	21,576
Piper Sandler Cos.	22,660	7,862,793
PJT Partners, Inc. (Class A Stock)(a)	29,771	5,291,200
SEI Investments Co.(a)	9,295	788,681
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,350	21,263
Stifel Financial Corp.	7,054	800,417
StoneX Group, Inc.*(a)	62,646	6,322,234
Victory Capital Holdings, Inc. (Class A Stock)	164,122	10,628,541
Virtu Financial, Inc. (Class A Stock)	12,133	430,721
Virtus Investment Partners, Inc.	8,281	1,573,638
Westwood Holdings Group, Inc.	1,930	31,826
WisdomTree, Inc.	19,595	272,370
		62,447,099
Chemicals — 1.2%
AdvanSix, Inc.	18,535	359,208
Albemarle Corp.(a)	8,448	684,964
American Vanguard Corp.*	65,185	374,162
Arq, Inc.*	3,590	25,704
Ashland, Inc.	5,323	255,025
Aspen Aerogels, Inc.*	8,917	62,062
Avient Corp.	12,494	411,677
Axalta Coating Systems Ltd.*	69,258	1,982,164
Balchem Corp.	4,447	667,317
Bioceres Crop Solutions Corp. (Argentina)*	4,390	6,190
Cabot Corp.	11,969	910,242
Celanese Corp.	6,252	263,084
Chemours Co. (The)	17,943	284,217
Eastman Chemical Co.(a)	9,164	577,790
Ecovyst, Inc.*	381,185	3,339,181
Element Solutions, Inc.	33,643	846,794
Flotek Industries, Inc.*	1,340	19,564
FMC Corp.(a)	12,380	416,339
Hawkins, Inc.	2,855	521,666
HB Fuller Co.	30,292	1,795,710
Huntsman Corp.	112,211	1,007,655
Ingevity Corp.*	16,962	936,133
Innospec, Inc.	15,411	1,189,113
Intrepid Potash, Inc.*	2,074	63,423
Koppers Holdings, Inc.	1,937	54,236
Kronos Worldwide, Inc.	7,437	42,688
Mativ Holdings, Inc.	7,175	81,149
Methanex Corp. (Canada)(a)	48,134	1,913,808
Minerals Technologies, Inc.	4,482	278,422
Mosaic Co. (The)	24,861	862,180
NewMarket Corp.	1,113	921,798
Northern Technologies International Corp.	1,940	14,957
Olin Corp.	67,058	1,675,779
Orion SA (Germany)	7,154	54,227

A5

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Perimeter Solutions, Inc.*	3,340	$74,783
Quaker Chemical Corp.(a)	2,117	278,915
Rayonier Advanced Materials, Inc.*	9,526	68,778
Scotts Miracle-Gro Co. (The)	4,219	240,272
Sensient Technologies Corp.	5,787	543,110
Stepan Co.	2,903	138,473
Trinseo PLC	2,300	5,405
Tronox Holdings PLC	17,139	68,899
Westlake Corp.	355	27,356
		24,344,619
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	79,317	3,658,100
ACCO Brands Corp.	16,093	64,211
Acme United Corp.(a)	640	26,355
ACV Auctions, Inc. (Class A Stock)*	511,530	5,069,262
Brady Corp. (Class A Stock)	6,038	471,145
BrightView Holdings, Inc.*	13,630	182,642
Brink’s Co. (The)	55,510	6,486,899
Casella Waste Systems, Inc. (Class A Stock)*(a)	130,049	12,339,049
CECO Environmental Corp.*	4,591	235,059
Cimpress PLC (Ireland)*	2,408	151,800
Civeo Corp.	1,713	39,399
CompX International, Inc.	700	16,380
Deluxe Corp.	6,029	116,722
Driven Brands Holdings, Inc.*	13,616	219,354
Ennis, Inc.	21,368	390,607
Enviri Corp.*	11,133	141,278
Healthcare Services Group, Inc.*	89,553	1,507,177
HNI Corp.(a)	48,000	2,248,800
Interface, Inc.	9,056	262,081
Liquidity Services, Inc.*	4,002	109,775
MillerKnoll, Inc.	41,238	731,562
Montrose Environmental Group, Inc.*	3,700	101,602
MSA Safety, Inc.(a)	4,830	831,098
NL Industries, Inc.	5,070	31,181
OPENLANE, Inc.*	15,353	441,859
Perma-Fix Environmental Services, Inc.*(a)	1,710	17,271
Pitney Bowes, Inc.(a)	9,888	112,822
Quad/Graphics, Inc.	5,510	34,493
Quest Resource Holding Corp.*	1,690	2,636
Steelcase, Inc. (Class A Stock)	14,656	252,083
Tetra Tech, Inc.	120,606	4,025,828
UniFirst Corp.	29,120	4,868,573
Vestis Corp.	14,727	66,713
Virco Mfg. Corp.(a)	2,160	16,740
		45,270,556
Communications Equipment — 0.3%
ADTRAN Holdings, Inc.*	2,291	21,490
Applied Optoelectronics, Inc.*	3,650	94,645
Aviat Networks, Inc.*	29,069	666,552
BK Technologies Corp.*	500	42,240
Calix, Inc.*	8,285	508,450
Clearfield, Inc.*	1,460	50,195
CommScope Holding Co., Inc.*	16,478	255,079
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Digi International, Inc.*	5,269	$192,108
Harmonic, Inc.*	15,797	160,813
KVH Industries, Inc.*	4,460	24,976
Lumentum Holdings, Inc.*	24,216	3,940,185
NETGEAR, Inc.*	4,531	146,759
NetScout Systems, Inc.*	10,492	271,008
Ribbon Communications, Inc.*	25,230	95,874
Viasat, Inc.*	352	10,314
Viavi Solutions, Inc.*	30,169	382,845
		6,863,533
Construction & Engineering — 3.3%
Ameresco, Inc. (Class A Stock)*	3,808	127,873
API Group Corp.*(a)	20,988	721,358
Arcosa, Inc.	6,320	592,247
Argan, Inc.	2,463	665,133
Bowman Consulting Group Ltd.*	1,320	55,915
Concrete Pumping Holdings, Inc.	6,220	43,851
Construction Partners, Inc. (Class A Stock)*	75,722	9,616,694
Dycom Industries, Inc.*	11,989	3,497,911
Everus Construction Group, Inc.*	34,346	2,945,169
Fluor Corp.*	51,026	2,146,664
Granite Construction, Inc.(a)	49,342	5,410,350
Great Lakes Dredge & Dock Corp.*	10,664	127,861
IES Holdings, Inc.*(a)	7,687	3,056,736
Legence Corp. (Class A Stock)*(a)	126,980	3,912,254
Limbach Holdings, Inc.*	1,746	169,572
MasTec, Inc.*	553	117,684
Matrix Service Co.*	4,116	53,837
MYR Group, Inc.*	41,539	8,641,358
NWPX Infrastructure, Inc.*	1,615	85,482
Orion Group Holdings, Inc.*	5,915	49,213
Primoris Services Corp.(a)	62,691	8,609,355
Sterling Infrastructure, Inc.*(a)	30,014	10,195,156
Tutor Perini Corp.*	18,212	1,194,525
Valmont Industries, Inc.	2,466	956,142
WillScot Holdings Corp.(a)	189,894	4,008,662
		67,001,002
Construction Materials — 0.3%
Eagle Materials, Inc.(a)	3,309	771,129
James Hardie Industries PLC*	156,100	2,998,681
Knife River Corp.*(a)	32,394	2,490,127
Smith-Midland Corp.*	720	26,568
United States Lime & Minerals, Inc.	3,503	460,820
		6,747,325
Consumer Finance — 1.4%
Atlanticus Holdings Corp.*	2,451	143,580
Bread Financial Holdings, Inc.	29,624	1,652,130
Consumer Portfolio Services, Inc.*	3,610	27,256
Credit Acceptance Corp.*(a)	1,338	624,752
Dave, Inc.*	10,240	2,041,344
Encore Capital Group, Inc.*	3,289	137,283
Enova International, Inc.*	3,742	430,667
EZCORP, Inc. (Class A Stock)*	7,674	146,113

A6

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
FirstCash Holdings, Inc.	50,804	$8,048,370
Green Dot Corp. (Class A Stock)*	8,550	114,826
LendingClub Corp.*(a)	149,406	2,269,477
LendingTree, Inc.*	1,788	115,737
Navient Corp.(a)	114,455	1,505,083
Nelnet, Inc. (Class A Stock)	3,922	491,740
NerdWallet, Inc. (Class A Stock)*	6,392	68,778
Old Market Capital Corp.*	1,790	9,129
OneMain Holdings, Inc.(a)	14,120	797,215
Oportun Financial Corp.*	4,870	30,048
PRA Group, Inc.*	5,372	82,944
PROG Holdings, Inc.	5,748	186,005
Regional Management Corp.	1,462	56,960
SLM Corp.(a)	291,163	8,059,392
World Acceptance Corp.*	857	144,953
		27,183,782
Consumer Staples Distribution & Retail — 1.5%
Albertson’s Cos., Inc. (Class A Stock)	43,085	754,419
Andersons, Inc. (The)	4,514	179,702
BJ’s Wholesale Club Holdings, Inc.*(a)	94,640	8,825,180
Chefs’ Warehouse, Inc. (The)*	137,309	8,009,234
Grocery Outlet Holding Corp.*	10,985	176,309
Guardian Pharmacy Services, Inc. (Class A Stock)*	281,997	7,396,781
Ingles Markets, Inc. (Class A Stock)	2,034	141,485
Natural Grocers by Vitamin Cottage, Inc.	3,470	138,800
PriceSmart, Inc.	28,624	3,468,943
United Natural Foods, Inc.*	9,121	343,132
Village Super Market, Inc. (Class A Stock)	1,362	50,884
Weis Markets, Inc.	3,608	259,307
		29,744,176
Containers & Packaging — 0.4%
AptarGroup, Inc.	4,443	593,851
Ardagh Metal Packaging SA	30,320	120,977
Crown Holdings, Inc.	5,719	552,398
Graphic Packaging Holding Co.(a)	28,433	556,434
Greif, Inc. (Class A Stock)	3,454	206,411
Greif, Inc. (Class B Stock)	1,830	112,746
Myers Industries, Inc.(a)	66,907	1,133,405
O-I Glass, Inc.*	22,431	290,930
Ranpak Holdings Corp.*	8,940	50,243
Sealed Air Corp.(a)	17,478	617,847
Silgan Holdings, Inc.	13,648	587,000
Sonoco Products Co.	24,422	1,052,344
TriMas Corp.	33,040	1,276,666
		7,151,252
Distributors — 0.0%
A-Mark Precious Metals, Inc.	2,349	60,769
LKQ Corp.	15,586	475,996
Weyco Group, Inc.	2,090	62,888
		599,653
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 2.2%
ADT, Inc.	90,125	$784,989
Adtalem Global Education, Inc.*	48,948	7,560,019
American Public Education, Inc.*	2,859	112,845
Bright Horizons Family Solutions, Inc.*	48,300	5,243,931
Carriage Services, Inc.	2,297	102,308
Coursera, Inc.*	2,752	32,226
European Wax Center, Inc. (Class A Stock)*	6,870	27,411
Frontdoor, Inc.*	61,583	4,143,920
Graham Holdings Co. (Class B Stock)	520	612,201
Grand Canyon Education, Inc.*	36,730	8,062,970
H&R Block, Inc.(a)	16,594	839,159
Laureate Education, Inc.*	225,607	7,115,645
Lincoln Educational Services Corp.*	4,021	94,493
Matthews International Corp. (Class A Stock)	4,272	103,724
Mister Car Wash, Inc.*	31,174	166,157
OneSpaWorld Holdings Ltd. (Bahamas)	14,461	305,706
Perdoceo Education Corp.	99,964	3,764,644
Service Corp. International(a)	6,413	533,690
Strategic Education, Inc.	3,304	284,177
Stride, Inc.*	28,841	4,295,578
Udemy, Inc.*	3,800	26,638
Universal Technical Institute, Inc.*	8,138	264,892
		44,477,323
Diversified REITs — 0.1%
American Assets Trust, Inc.	48,600	987,552
Diversified Telecommunication Services — 0.2%
Anterix, Inc.*	1,837	39,440
AST SpaceMobile, Inc.*(a)	40,780	2,001,482
ATN International, Inc.	1,716	25,689
Bandwidth, Inc. (Class A Stock)*	4,570	76,182
GCI Liberty, Inc. (Class A Stock)*	182	6,835
GCI Liberty, Inc. (Class C Stock)*	466	17,368
Globalstar, Inc.*	1,975	71,870
IDT Corp. (Class B Stock)	3,534	184,864
Iridium Communications, Inc.	14,755	257,622
Liberty Global Ltd. (Belgium) (Class A Stock)*	19,440	222,782
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,113	224,578
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	5,367	44,493
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	21,566	182,017
Lumen Technologies, Inc.*	110,651	677,184
		4,032,406
Electric Utilities — 0.4%
Genie Energy Ltd. (Class B Stock)	3,489	52,160
Hawaiian Electric Industries, Inc.*	18,570	205,013
IDACORP, Inc.	6,492	857,918
MGE Energy, Inc.	4,764	401,033
OGE Energy Corp.(a)	57,056	2,639,981
Otter Tail Corp.	13,143	1,077,332

A7

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Pinnacle West Capital Corp.(a)	9,017	$808,464
Portland General Electric Co.	46,540	2,047,760
TXNM Energy, Inc.	13,265	750,136
		8,839,797
Electrical Equipment — 2.0%
Acuity, Inc.	3,629	1,249,791
Allient, Inc.	2,306	103,194
American Superconductor Corp.*	33,131	1,967,650
Atkore, Inc.	21,572	1,353,427
Bloom Energy Corp. (Class A Stock)*(a)	102,895	8,701,830
EnerSys	35,147	3,970,205
Espey Mfg. & Electronics Corp.	510	20,201
Fluence Energy, Inc.*(a)	14,150	152,820
Generac Holdings, Inc.*	4,516	755,979
Hyliion Holdings Corp.*	8,830	17,395
LSI Industries, Inc.	4,189	98,902
Net Power, Inc.*(a)	4,530	13,635
NEXTracker, Inc. (Class A Stock)*	46,335	3,428,327
NuScale Power Corp.*(a)	37,313	1,343,268
nVent Electric PLC(a)	6,255	616,993
Plug Power, Inc.*(a)	8,075	18,815
Powell Industries, Inc.	1,753	534,332
Preformed Line Products Co.	759	148,878
Regal Rexnord Corp.(a)	68,105	9,768,981
Sensata Technologies Holding PLC	150,265	4,590,596
Sunrun, Inc.*	28,173	487,111
Thermon Group Holdings, Inc.*	56,994	1,522,880
Ultralife Corp.*	4,900	33,418
Vicor Corp.*	4,386	218,072
		41,116,700
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	5,132	873,158
Airgain, Inc.*	2,760	11,978
Arrow Electronics, Inc.*	34,175	4,135,175
Avnet, Inc.	91,334	4,774,942
Badger Meter, Inc.(a)	3,841	685,926
Bel Fuse, Inc. (Class A Stock)	190	22,107
Bel Fuse, Inc. (Class B Stock)	1,535	216,466
Belden, Inc.(a)	29,328	3,527,279
Benchmark Electronics, Inc.	42,054	1,621,182
Celestica, Inc. (Canada)*	12,014	2,960,009
Climb Global Solutions, Inc.	719	96,950
Coda Octopus Group, Inc.*	2,180	17,495
Cognex Corp.	16,525	748,583
Coherent Corp.*	17,303	1,863,879
Crane NXT Co.(a)	28,957	1,942,146
CTS Corp.	4,331	172,980
Daktronics, Inc.*	6,557	137,172
ePlus, Inc.	19,128	1,358,279
Fabrinet (Thailand)*(a)	19,189	6,996,693
Frequency Electronics, Inc.*	1,778	60,292
Identiv, Inc.*	3,640	12,558
Ingram Micro Holding Corp.(a)	33,600	722,064
Insight Enterprises, Inc.*(a)	4,578	519,191
IPG Photonics Corp.*(a)	5,338	422,716
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Itron, Inc.*	6,019	$749,727
Kimball Electronics, Inc.*	34,571	1,032,290
Knowles Corp.*	12,787	298,065
Littelfuse, Inc.	2,838	735,070
Methode Electronics, Inc.	131,720	994,486
Mirion Technologies, Inc.*(a)	347,316	8,078,570
M-Tron Industries, Inc.*	200	11,096
Napco Security Technologies, Inc.	4,098	176,009
nLight, Inc.*	8,320	246,522
Novanta, Inc.*(a)	4,674	468,101
OSI Systems, Inc.*	20,543	5,120,137
Ouster, Inc.*	33,024	893,299
PAR Technology Corp.*(a)	106,252	4,205,454
PC Connection, Inc.	9,143	566,775
Plexus Corp.*	8,612	1,246,070
Powerfleet, Inc.*	14,180	74,303
Richardson Electronics Ltd.	1,900	18,601
Rogers Corp.*	2,489	200,265
Sanmina Corp.*	15,900	1,830,249
ScanSource, Inc.*	27,458	1,207,877
TD SYNNEX Corp.	2,338	382,848
TTM Technologies, Inc.*	15,522	894,067
Vishay Intertechnology, Inc.	85,090	1,301,877
Vishay Precision Group, Inc.*	2,061	66,055
Vontier Corp.	40,513	1,700,331
		66,397,364
Energy Equipment & Services — 1.7%
Archrock, Inc.	111,944	2,945,247
Aris Water Solutions, Inc. (Class A Stock)	3,520	86,803
Atlas Energy Solutions, Inc.(a)	5,560	63,217
Bristow Group, Inc.*	4,605	166,148
Cactus, Inc. (Class A Stock)	78,718	3,106,999
Core Laboratories, Inc.(a)	62,988	778,532
DMC Global, Inc.*	3,810	32,195
Energy Services of America Corp.	1,160	12,006
Expro Group Holdings NV*	125,846	1,495,050
Forum Energy Technologies, Inc.*	1,680	44,873
Geospace Technologies Corp.*	2,199	41,693
Gulf Island Fabrication, Inc.*	4,650	32,643
Helix Energy Solutions Group, Inc.*	112,456	737,711
Helmerich & Payne, Inc.	11,089	244,956
Innovex International, Inc.*(a)	66,590	1,234,579
Kodiak Gas Services, Inc.	5,743	212,319
Liberty Energy, Inc.	86,638	1,069,113
Mammoth Energy Services, Inc.*	5,570	12,755
Nabors Industries Ltd.*	1,165	47,614
National Energy Services Reunited Corp.*(a)	74,100	760,266
Natural Gas Services Group, Inc.	1,756	49,150
Noble Corp. PLC(a)	42,085	1,190,164
NOV, Inc.(a)	147,748	1,957,661
Oceaneering International, Inc.*	14,245	352,991
Oil States International, Inc.*	198,365	1,202,092
Patterson-UTI Energy, Inc.	23,610	122,300
ProFrac Holding Corp. (Class A Stock)*(a)	152,260	563,362

A8

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
ProPetro Holding Corp.*	153,583	$804,775
Ranger Energy Services, Inc. (Class A Stock)	2,720	38,189
RPC, Inc.	201,473	959,011
SEACOR Marine Holdings, Inc.*(a)	4,611	29,925
Seadrill Ltd. (Norway)*	6,596	199,265
Select Water Solutions, Inc.(a)	90,636	968,899
Solaris Energy Infrastructure, Inc.	41,938	1,676,262
TechnipFMC PLC (United Kingdom)	54,147	2,136,099
TETRA Technologies, Inc.*	22,252	127,949
Tidewater, Inc.*(a)	48,960	2,611,037
Transocean Ltd.*	107,544	335,537
Valaris Ltd.*(a)	22,965	1,120,003
Weatherford International PLC	61,690	4,221,447
		33,790,837
Entertainment — 0.1%
Atlanta Braves Holdings, Inc. (Class A Stock)*(a)	1,353	61,521
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,252	260,021
Cinemark Holdings, Inc.(a)	15,197	425,820
Eventbrite, Inc. (Class A Stock)*	12,310	31,021
Gaia, Inc.*	2,680	15,866
IMAX Corp.*	7,251	237,470
Madison Square Garden Entertainment Corp.*	5,464	247,191
Madison Square Garden Sports Corp.*	2,338	530,726
Marcus Corp. (The)	3,142	48,732
Playstudios, Inc.*	6,110	5,882
Reservoir Media, Inc.*	3,490	28,409
Sphere Entertainment Co.*	3,955	245,685
Vivid Seats, Inc. (Class A Stock)*	883	14,675
		2,153,019
Financial Services — 2.6%
Acacia Research Corp.*	10,610	34,482
Alerus Financial Corp.	3,800	84,132
AvidXchange Holdings, Inc.*	1,915	19,054
Cantaloupe, Inc.*	7,120	75,258
Cass Information Systems, Inc.	9,494	373,399
Enact Holdings, Inc.	42,749	1,638,997
Essent Group Ltd.	98,797	6,279,537
Euronet Worldwide, Inc.*(a)	36,364	3,193,123
EVERTEC, Inc. (Puerto Rico)	58,643	1,980,961
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	27,724	4,657,077
Flywire Corp.*	13,501	182,804
International Money Express, Inc.*	48,176	673,019
Jack Henry & Associates, Inc.	839	124,952
Jackson Financial, Inc. (Class A Stock)	8,412	851,547
loanDepot, Inc. (Class A Stock)*	6,480	19,894
Marqeta, Inc. (Class A Stock)*	58,392	308,310
Merchants Bancorp	47,360	1,506,048
MGIC Investment Corp.	54,682	1,551,328
NCR Atleos Corp.*	5,506	216,441
NMI Holdings, Inc.*	45,303	1,736,917
Onity Group, Inc.*	1,388	55,464
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Paymentus Holdings, Inc. (Class A Stock)*(a)	257,568	$7,881,581
Payoneer Global, Inc.*	48,314	292,300
Paysafe Ltd.*	6,830	88,244
Paysign, Inc.*	6,810	42,835
PennyMac Financial Services, Inc.(a)	37,005	4,584,179
Priority Technology Holdings, Inc.*	1,760	12,091
Radian Group, Inc.	38,772	1,404,322
Remitly Global, Inc.*	21,497	350,401
Repay Holdings Corp.*(a)	10,498	54,905
Security National Financial Corp. (Class A Stock)*	2,331	20,210
Sezzle, Inc.*	1,238	98,458
Shift4 Payments, Inc. (Class A Stock)*(a)	21,921	1,696,685
TFS Financial Corp.	19,160	252,433
Velocity Financial, Inc.*	1,290	23,401
Voya Financial, Inc.(a)	77,815	5,820,562
Walker & Dunlop, Inc.	5,049	422,197
Waterstone Financial, Inc.	4,632	72,259
Western Union Co. (The)(a)	39,409	314,878
WEX, Inc.*(a)	22,845	3,598,773
		52,593,458
Food Products — 0.6%
Alico, Inc.	1,412	48,940
B&G Foods, Inc.(a)	7,210	31,940
Bunge Global SA	149	12,106
Calavo Growers, Inc.	2,537	65,302
Cal-Maine Foods, Inc.	6,599	620,966
Campbell’s Company (The)(a)	31,957	1,009,202
Conagra Brands, Inc.	19,429	355,745
Darling Ingredients, Inc.*	17,324	534,792
Dole PLC	7,170	96,365
Flowers Foods, Inc.	26,557	346,569
Fresh Del Monte Produce, Inc.	7,111	246,894
Freshpet, Inc.*	5,847	322,228
Hain Celestial Group, Inc. (The)*	12,250	19,355
Ingredion, Inc.	31,398	3,834,010
J & J Snack Foods Corp.	2,882	276,931
J.M. Smucker Co. (The)	940	102,084
John B. Sanfilippo & Son, Inc.	16,811	1,080,611
Lamb Weston Holdings, Inc.	11,204	650,728
Lifeway Foods, Inc.*	545	15,129
Limoneira Co.	3,208	47,639
Mama’s Creations, Inc.*	5,420	56,964
Marzetti Company (The)	3,546	612,713
Mission Produce, Inc.*	7,520	90,391
Pilgrim’s Pride Corp.	7,606	309,716
Post Holdings, Inc.*(a)	7,252	779,445
Seaboard Corp.	108	393,876
Seneca Foods Corp. (Class A Stock)*	249	26,877
Simply Good Foods Co. (The)*	13,285	329,734
Tootsie Roll Industries, Inc.(a)	5,778	242,214
TreeHouse Foods, Inc.*	5,689	114,975
Utz Brands, Inc.	10,700	130,005

A9

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Vital Farms, Inc.*	6,346	$261,138
		13,065,584
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	3,060	412,151
MDU Resources Group, Inc.	85,474	1,522,292
National Fuel Gas Co.(a)	10,523	972,009
New Jersey Resources Corp.	43,618	2,100,207
Northwest Natural Holding Co.	38,118	1,712,642
ONE Gas, Inc.	16,509	1,336,238
RGC Resources, Inc.	1,820	40,841
Southwest Gas Holdings, Inc.	8,538	668,867
Spire, Inc.(a)	25,986	2,118,379
UGI Corp.(a)	21,623	719,181
		11,602,807
Ground Transportation — 0.4%
ArcBest Corp.	2,591	181,033
Avis Budget Group, Inc.*(a)	1,068	171,494
Covenant Logistics Group, Inc.	3,352	72,604
FTAI Infrastructure, Inc.	8,453	36,855
Heartland Express, Inc.	124,162	1,040,478
Knight-Swift Transportation Holdings, Inc.	15,736	621,730
Landstar System, Inc.(a)	15,471	1,896,126
Lyft, Inc. (Class A Stock)*	39,021	858,852
Marten Transport Ltd.	35,946	383,184
PAMT Corp.*	4,660	53,124
RXO, Inc.*	11,427	175,747
Ryder System, Inc.(a)	4,156	783,988
Saia, Inc.*	1,727	516,995
Schneider National, Inc. (Class B Stock)(a)	37,256	788,337
U-Haul Holding Co.*	988	56,385
U-Haul Holding Co. (Non-Voting Shares)	770	39,193
Universal Logistics Holdings, Inc.(a)	3,910	91,651
Werner Enterprises, Inc.	9,176	241,512
		8,009,288
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.*	15,880	26,520
Align Technology, Inc.*	3,705	463,940
AngioDynamics, Inc.*	6,895	77,017
Artivion, Inc.*	5,818	246,334
AtriCure, Inc.*	6,794	239,488
Avanos Medical, Inc.*	5,133	59,337
Axogen, Inc.*	6,539	116,656
Bioventus, Inc. (Class A Stock)*	7,360	49,238
Ceribell, Inc.*	170,000	1,953,300
CONMED Corp.	4,447	209,142
CVRx, Inc.*	1,050	8,474
DENTSPLY SIRONA, Inc.	21,030	266,871
Electromed, Inc.*	1,330	32,652
Embecta Corp.	7,140	100,745
Enovis Corp.*	7,440	225,730
Envista Holdings Corp.*	58,472	1,191,075
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
FONAR Corp.*	1,660	$25,000
Glaukos Corp.*	3,995	325,792
Globus Medical, Inc. (Class A Stock)*	5,514	315,787
Haemonetics Corp.*	45,741	2,229,416
ICU Medical, Inc.*	2,473	296,661
Inmode Ltd.*	90,000	1,341,000
Inogen, Inc.*	4,940	40,360
Inspire Medical Systems, Inc.*	2,913	216,145
Integer Holdings Corp.*	4,618	477,178
Integra LifeSciences Holdings Corp.*	7,979	114,339
iRadimed Corp.	1,596	113,571
iRhythm Technologies, Inc.*	26,520	4,561,175
Kewaunee Scientific Corp.*	340	14,501
Lantheus Holdings, Inc.*	30,200	1,548,958
LeMaitre Vascular, Inc.	3,210	280,907
LENSAR, Inc.*	1,409	17,401
LivaNova PLC*	32,487	1,701,669
Masimo Corp.*	1,295	191,077
Merit Medical Systems, Inc.*	7,741	644,283
Neogen Corp.*	19,160	109,404
Omnicell, Inc.*	6,786	206,634
OraSure Technologies, Inc.*	6,831	21,928
Orthofix Medical, Inc.*	5,030	73,639
OrthoPediatrics Corp.*	3,459	64,095
Penumbra, Inc.*	2,338	592,262
Pro-Dex, Inc.*	550	18,618
Pulmonx Corp.*	5,610	9,088
QuidelOrtho Corp.*	5,762	169,691
RxSight, Inc.*	4,820	43,332
Sanara Medtech, Inc.*	580	18,403
Sensus Healthcare, Inc.*	1,770	5,558
Shoulder Innovations, Inc.*(a)	72,952	915,548
SI-BONE, Inc.*	4,970	73,158
Sight Sciences, Inc.*	4,080	14,035
STAAR Surgical Co.*	5,913	158,882
Surmodics, Inc.*	338	10,103
Tactile Systems Technology, Inc.*	2,723	37,686
Teleflex, Inc.	3,436	420,429
TransMedics Group, Inc.*(a)	25,231	2,830,918
Treace Medical Concepts, Inc.*	3,630	24,357
UFP Technologies, Inc.*	996	198,802
Utah Medical Products, Inc.	12,497	786,936
Varex Imaging Corp.*	5,575	69,130
Zimvie, Inc.*(a)	2,674	50,646
		26,645,021
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*(a)	71,088	1,760,139
AdaptHealth Corp.*	15,040	134,608
Addus HomeCare Corp.*	107,747	12,713,068
Ardent Health, Inc.*	48,500	642,625
Astrana Health, Inc.*	48,615	1,378,235
Aveanna Healthcare Holdings, Inc.*	4,618	40,962
BrightSpring Health Services, Inc.*	8,917	263,586
Brookdale Senior Living, Inc.*	28,841	244,283
Castle Biosciences, Inc.*	4,003	91,148
Chemed Corp.	1,366	611,613
Community Health Systems, Inc.*	12,028	38,610

A10

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Concentra Group Holdings Parent, Inc.	42,685	$893,397
CorVel Corp.*	6,761	523,437
DaVita, Inc.*	5,934	788,450
DocGo, Inc.*	3,530	4,801
Encompass Health Corp.	6,153	781,554
Enhabit, Inc.*	7,300	58,473
Ensign Group, Inc. (The)	7,348	1,269,514
Fulgent Genetics, Inc.*	4,162	94,061
GeneDx Holdings Corp.*(a)	15,858	1,708,541
Guardant Health, Inc.*	81,108	5,067,628
HealthEquity, Inc.*	10,467	991,958
Henry Schein, Inc.*(a)	14,359	953,007
Hims & Hers Health, Inc.*(a)	18,901	1,072,065
InfuSystem Holdings, Inc.*	3,040	31,494
Joint Corp. (The)*	429	4,093
LifeStance Health Group, Inc.*	33,203	182,616
Molina Healthcare, Inc.*	1,037	198,440
National HealthCare Corp.	2,342	284,576
National Research Corp.	32,660	417,395
NeoGenomics, Inc.*	14,265	110,126
Option Care Health, Inc.*	98,102	2,723,311
Owens & Minor, Inc.*	8,688	41,702
Pediatrix Medical Group, Inc.*	147,097	2,463,875
Pennant Group, Inc. (The)*	4,697	118,458
Performant Healthcare, Inc.*	8,490	65,628
Premier, Inc. (Class A Stock)	12,446	345,999
Privia Health Group, Inc.*	14,774	367,873
Progyny, Inc.*	10,061	216,513
RadNet, Inc.*(a)	10,243	780,619
Select Medical Holdings Corp.	68,121	874,674
Sonida Senior Living, Inc.*	99	2,744
Surgery Partners, Inc.*	16,359	354,009
Talkspace, Inc.*	22,130	61,079
U.S. Physical Therapy, Inc.	2,282	193,856
Universal Health Services, Inc. (Class B Stock)	1,361	278,243
		42,243,086
Health Care REITs — 0.0%
Global Medical REIT, Inc.(a)	28,620	964,780
Health Care Technology — 0.1%
Certara, Inc.*	20,876	255,105
Definitive Healthcare Corp.*	12,020	48,801
Doximity, Inc. (Class A Stock)*(a)	9,327	682,270
Evolent Health, Inc. (Class A Stock)*	11,707	99,041
GoodRx Holdings, Inc. (Class A Stock)*	12,470	52,748
Health Catalyst, Inc.*	9,980	28,443
HealthStream, Inc.	4,474	126,346
OptimizeRx Corp.*	3,400	69,700
Phreesia, Inc.*	1,120	26,342
Schrodinger, Inc.*	5,180	103,911
Simulations Plus, Inc.*	2,748	41,412
Teladoc Health, Inc.*	21,402	165,438
TruBridge, Inc.*	2,330	46,996
Waystar Holding Corp.*	4,092	155,169
		1,901,722
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	86,600	$689,336
Park Hotels & Resorts, Inc.(a)	123,800	1,371,704
Pebblebrook Hotel Trust(a)	112,800	1,284,792
		3,345,832
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc.*	97,710	1,081,650
Aramark(a)	22,091	848,294
Biglari Holdings, Inc. (Class A Stock)*	20	30,900
Biglari Holdings, Inc. (Class B Stock)*	288	93,211
BJ’s Restaurants, Inc.*	3,419	104,382
Bloomin’ Brands, Inc.	104,575	749,803
Boyd Gaming Corp.(a)	33,331	2,881,465
Brightstar Lottery PLC	82,900	1,430,025
Brinker International, Inc.*	7,051	893,221
Caesars Entertainment, Inc.*	17,882	483,261
Cava Group, Inc.*	7,006	423,233
Cheesecake Factory, Inc. (The)(a)	7,377	403,079
Choice Hotels International, Inc.(a)	5,521	590,250
Churchill Downs, Inc.	3,907	379,018
Cracker Barrel Old Country Store, Inc.(a)	2,711	119,447
Dave & Buster’s Entertainment, Inc.*(a)	24,601	446,754
Denny’s Corp.*(a)	159,764	835,566
Dine Brands Global, Inc.	2,320	57,350
Dutch Bros, Inc. (Class A Stock)*	39,203	2,051,885
El Pollo Loco Holdings, Inc.*	77,136	748,219
First Watch Restaurant Group, Inc.*	8,040	125,746
Full House Resorts, Inc.*	4,770	15,312
Global Business Travel Group, Inc.*	11,300	91,304
Golden Entertainment, Inc.	2,450	57,771
Hilton Grand Vacations, Inc.*	39,449	1,649,363
Inspired Entertainment, Inc.*	4,080	38,270
Krispy Kreme, Inc.(a)	17,429	67,450
Kura Sushi USA, Inc. (Class A Stock)*	1,535	91,194
Life Time Group Holdings, Inc.*(a)	90,302	2,492,335
Light & Wonder, Inc.*(a)	7,907	663,714
Lindblad Expeditions Holdings, Inc.*	7,400	94,720
Lucky Strike Entertainment Corp.(a)	4,210	43,110
Marriott Vacations Worldwide Corp.(a)	22,231	1,479,695
Monarch Casino & Resort, Inc.	3,800	402,192
Nathan’s Famous, Inc.	509	56,367
Norwegian Cruise Line Holdings Ltd.*	32,626	803,578
Papa John’s International, Inc.	4,189	201,700
Penn Entertainment, Inc.*	12,812	246,759
Planet Fitness, Inc. (Class A Stock)*(a)	23,064	2,394,043
Portillo’s, Inc. (Class A Stock)*(a)	8,870	57,212
Potbelly Corp.*	5,150	87,756
Pursuit Attractions & Hospitality, Inc.*	177,250	6,412,905
Red Rock Resorts, Inc. (Class A Stock)	5,531	337,723
Rush Street Interactive, Inc.*(a)	114,308	2,341,028
Sabre Corp.*	37,089	67,873
Shake Shack, Inc. (Class A Stock)*	5,092	476,662
Soho House & Co., Inc. (United Kingdom)*	2,670	23,630
Sportradar Group AG (Switzerland) (Class A Stock)*	101,268	2,724,109
Sweetgreen, Inc. (Class A Stock)*	11,839	94,475

A11

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Target Hospitality Corp.*	3,640	$30,867
Texas Roadhouse, Inc.	1,500	249,225
Travel + Leisure Co.	62,020	3,689,570
United Parks & Resorts, Inc.*(a)	33,722	1,743,427
Vail Resorts, Inc.(a)	3,809	569,712
Wendy’s Co. (The)	24,543	224,814
Wingstop, Inc.(a)	3,147	792,037
Wyndham Hotels & Resorts, Inc.(a)	109,984	8,787,722
Wynn Resorts Ltd.	7,314	938,167
		55,314,550
Household Durables — 1.2%
Bassett Furniture Industries, Inc.	2,380	37,223
Beazer Homes USA, Inc.*	2,413	59,239
Cavco Industries, Inc.*(a)	5,246	3,046,510
Century Communities, Inc.	9,108	577,174
Champion Homes, Inc.*	7,454	569,262
Cricut, Inc. (Class A Stock)	2,990	18,807
Dream Finders Homes, Inc. (Class A Stock)*	4,400	114,048
Ethan Allen Interiors, Inc.	3,854	113,539
Flexsteel Industries, Inc.	638	29,571
Green Brick Partners, Inc.*	17,015	1,256,728
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	35,350
Helen of Troy Ltd.*	34,732	875,246
Hooker Furnishings Corp.	2,690	27,303
Installed Building Products, Inc.	20,700	5,105,862
KB Home	5,596	356,129
La-Z-Boy, Inc.	5,902	202,557
Legacy Housing Corp.*(a)	18,670	513,612
Leggett & Platt, Inc.	99,734	885,638
LGI Homes, Inc.*	3,263	168,730
Lifetime Brands, Inc.	4,000	15,480
Lovesac Co. (The)*	1,958	33,149
M/I Homes, Inc.*	3,000	433,320
Meritage Homes Corp.	20,699	1,499,229
Mohawk Industries, Inc.*(a)	7,090	914,043
Newell Brands, Inc.	48,911	256,294
Sonos, Inc.*	16,174	255,549
Taylor Morrison Home Corp.*	54,066	3,568,897
Toll Brothers, Inc.	2,493	344,383
TopBuild Corp.*(a)	2,075	811,034
Traeger, Inc.*	5,360	6,539
Tri Pointe Homes, Inc.*	42,455	1,442,196
Universal Electronics, Inc.*	2,730	12,722
Whirlpool Corp.(a)	5,935	466,491
		24,051,854
Household Products — 0.2%
Central Garden & Pet Co.*(a)	18,116	591,487
Central Garden & Pet Co. (Class A Stock)*	7,479	220,855
Energizer Holdings, Inc.(a)	37,866	942,485
Oil-Dri Corp. of America	1,592	97,176
Reynolds Consumer Products, Inc.	75,547	1,848,635
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
WD-40 Co.	1,781	$351,925
		4,052,563
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	56,759	746,948
Clearway Energy, Inc. (Class A Stock)	4,330	116,607
Clearway Energy, Inc. (Class C Stock)	10,169	287,274
Hallador Energy Co.*	5,750	112,528
Montauk Renewables, Inc.*	17,490	35,155
Ormat Technologies, Inc.	7,235	696,369
		1,994,881
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.(a)	27,249	1,402,506
Insurance — 3.0%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a)	55,090	820,290
Ambac Financial Group, Inc.*	4,835	40,324
American Coastal Insurance Corp.	3,610	41,118
American Financial Group, Inc.	1,423	207,360
AMERISAFE, Inc.	2,841	124,549
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	27,100	994,841
Assurant, Inc.	2,394	518,540
Assured Guaranty Ltd.	74,667	6,320,562
Axis Capital Holdings Ltd.(a)	48,674	4,662,969
Baldwin Insurance Group, Inc. (The)*	9,353	263,848
Brighthouse Financial, Inc.*	8,551	453,887
Citizens, Inc.*(a)	2,590	13,598
CNO Financial Group, Inc.	44,332	1,753,331
Crawford & Co. (Class A Stock)	5,840	62,488
Donegal Group, Inc. (Class A Stock)	5,030	97,532
eHealth, Inc.*	5,050	21,766
Employers Holdings, Inc.	53,214	2,260,531
F&G Annuities & Life, Inc.	32,120	1,004,392
Fidelis Insurance Holdings Ltd. (United Kingdom)	5,450	98,917
First American Financial Corp.	70,384	4,521,468
Genworth Financial, Inc.*	55,261	491,823
Globe Life, Inc.	5,845	835,660
Goosehead Insurance, Inc. (Class A Stock)	3,011	224,079
Greenlight Capital Re Ltd. (Class A Stock)*	5,895	74,867
Hagerty, Inc. (Class A Stock)*	3,950	47,558
Hanover Insurance Group, Inc. (The)	9,852	1,789,419
HCI Group, Inc.(a)	20,414	3,918,059
Heritage Insurance Holdings, Inc.*	5,170	130,181
Hippo Holdings, Inc.*	1,480	53,517
Horace Mann Educators Corp.	22,119	999,115
Investors Title Co.	286	76,599
James River Group Holdings Ltd.	7,070	39,239
Kemper Corp.	32,640	1,682,592
Kingstone Cos., Inc.	2,670	39,249
Kinsale Capital Group, Inc.(a)	1,500	637,890
Lemonade, Inc.*	244	13,061
Lincoln National Corp.	41,197	1,661,475

A12

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Mercury General Corp.	7,254	$614,994
Neptune Insurance Holdings, Inc. (Class A Stock)*	17,832	356,640
NI Holdings, Inc.*	1,170	15,865
Old Republic International Corp.(a)	23,537	999,616
Oscar Health, Inc. (Class A Stock)*(a)	24,441	462,668
Palomar Holdings, Inc.*	3,569	416,681
Primerica, Inc.	3,386	939,920
ProAssurance Corp.*	8,765	210,272
RLI Corp.(a)	11,973	780,879
Root, Inc. (Class A Stock)*	731	65,432
Safety Insurance Group, Inc.	111,757	7,900,102
Selective Insurance Group, Inc.	20,259	1,642,397
Selectquote, Inc.*	10,340	20,266
SiriusPoint Ltd. (Sweden)*	16,503	298,539
Skyward Specialty Insurance Group, Inc.*	41,588	1,977,925
Stewart Information Services Corp.	17,064	1,251,132
Tiptree, Inc.	5,878	112,681
Trupanion, Inc.*	5,166	223,584
United Fire Group, Inc.	15,240	463,601
Universal Insurance Holdings, Inc.	3,902	102,623
White Mountains Insurance Group Ltd.(a)	3,177	5,310,419
		61,162,930
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*	13,600	82,824
Cargurus, Inc.*	74,685	2,780,523
Cars.com, Inc.*	8,285	101,243
EverQuote, Inc. (Class A Stock)*	4,093	93,607
fuboTV, Inc.*	6,313	26,199
Getty Images Holdings, Inc.*(a)	12,550	24,849
Match Group, Inc.	26,971	952,616
MediaAlpha, Inc. (Class A Stock)*	1,121	12,757
Nextdoor Holdings, Inc.*	25,550	53,399
QuinStreet, Inc.*	8,382	129,669
Shutterstock, Inc.	5,110	106,543
Teads Holding Co.*(a)	2,710	4,471
Travelzoo*	1,790	17,596
TripAdvisor, Inc.*	15,843	257,607
TrueCar, Inc.*	21,390	39,358
Vimeo, Inc.*	26,250	203,437
Yelp, Inc.*	8,543	266,542
Ziff Davis, Inc.*	6,067	231,153
ZoomInfo Technologies, Inc.*	38,513	420,177
		5,804,570
IT Services — 0.4%
Akamai Technologies, Inc.*	1,833	138,868
Amdocs Ltd.(a)	8,061	661,405
ASGN, Inc.*	76,583	3,626,205
CSP, Inc.	1,550	17,903
DigitalOcean Holdings, Inc.*	10,965	374,564
DXC Technology Co.*	22,980	313,217
EPAM Systems, Inc.*	3,554	535,908
Globant SA*	4,233	242,890
Grid Dynamics Holdings, Inc.*	12,245	94,409
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Hackett Group, Inc. (The)	49,384	$938,790
Information Services Group, Inc.	8,140	46,805
Kyndryl Holdings, Inc.*	28,483	855,344
Unisys Corp.*	8,012	31,247
		7,877,555
Leisure Products — 0.4%
Acushnet Holdings Corp.(a)	8,206	644,089
American Outdoor Brands, Inc.*	2,348	20,381
Brunswick Corp.(a)	29,307	1,853,375
Clarus Corp.	4,520	15,820
Escalade, Inc.	3,210	40,350
Funko, Inc. (Class A Stock)*	8,620	29,653
Hasbro, Inc.	12,119	919,226
JAKKS Pacific, Inc.(a)	35,180	658,921
Johnson Outdoors, Inc. (Class A Stock)	1,390	56,142
Latham Group, Inc.*	11,430	86,982
Malibu Boats, Inc. (Class A Stock)*	2,719	88,232
Marine Products Corp.	5,730	50,825
MasterCraft Boat Holdings, Inc.*(a)	2,550	54,723
Mattel, Inc.*	71,599	1,205,011
Polaris, Inc.	24,388	1,417,674
Smith & Wesson Brands, Inc.	4,216	41,443
Sturm Ruger & Co., Inc.	1,260	54,772
Topgolf Callaway Brands Corp.*	18,607	176,767
YETI Holdings, Inc.*	31,255	1,037,041
		8,451,427
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.*	16,430	245,793
Avantor, Inc.*	35,725	445,848
Azenta, Inc.*	5,646	162,153
BioLife Solutions, Inc.*	6,581	167,881
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,851	519,002
Bio-Techne Corp.(a)	12,313	684,972
Bruker Corp.	10,129	329,091
Charles River Laboratories International, Inc.*	4,529	708,607
Codexis, Inc.*	8,880	21,667
CryoPort, Inc.*	7,750	73,470
Cytek Biosciences, Inc.*	13,295	46,134
Ginkgo Bioworks Holdings, Inc.*(a)	1,800	26,244
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	35,559
MaxCyte, Inc.*	12,450	19,671
Medpace Holdings, Inc.*	1,750	899,780
Mesa Laboratories, Inc.	701	46,974
Niagen Bioscience, Inc.*	3,978	37,115
OmniAb, Inc.*(a)	13,228	21,165
Personalis, Inc.*(a)	5,380	35,078
Quanterix Corp.*	3,992	21,677
Repligen Corp.*	31,793	4,249,770
Revvity, Inc.	122	10,693
Seer, Inc.*	5,000	10,850
Sotera Health Co.*	32,395	509,574

A13

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Stevanato Group SpA (Italy)(a)	279,500	$7,197,125
		16,525,893
Machinery — 4.8%
3D Systems Corp.*(a)	12,210	35,409
Aebi Schmidt Holding AG (Switzerland)	5,524	68,884
AGCO Corp.	7,176	768,334
Alamo Group, Inc.	1,813	346,102
Albany International Corp. (Class A Stock)	14,081	750,517
Allison Transmission Holdings, Inc.	9,974	846,593
Astec Industries, Inc.	2,936	141,310
Atmus Filtration Technologies, Inc.	80,559	3,632,405
Blue Bird Corp.*	22,078	1,270,589
Chart Industries, Inc.*(a)	27,301	5,464,295
Columbus McKinnon Corp.	90,757	1,301,455
Crane Co.	25,989	4,785,614
Donaldson Co., Inc.(a)	9,417	770,781
Douglas Dynamics, Inc.	24,784	774,748
Eastern Co. (The)	1,520	35,659
Energy Recovery, Inc.*	7,339	113,167
Enerpac Tool Group Corp.	7,738	317,258
Enpro, Inc.	2,877	650,202
Esab Corp.	95,969	10,723,576
ESCO Technologies, Inc.	17,050	3,599,426
Federal Signal Corp.	28,251	3,361,587
Flowserve Corp.	84,394	4,484,697
Franklin Electric Co., Inc.	6,155	585,956
FreightCar America, Inc.*	1,140	11,149
Gates Industrial Corp. PLC*	146,934	3,646,902
Gencor Industries, Inc.*	3,440	50,327
Gorman-Rupp Co. (The)	3,789	175,847
Graham Corp.*	1,495	82,076
Greenbrier Cos., Inc. (The)	25,901	1,195,849
Helios Technologies, Inc.	5,056	263,569
Hillenbrand, Inc.	65,406	1,768,578
Hillman Solutions Corp.*	21,729	199,472
Hurco Cos., Inc.*	1,450	25,230
Hyster-Yale, Inc.	1,889	69,629
ITT, Inc.	43,043	7,694,367
JBT Marel Corp.	87,208	12,248,364
Kadant, Inc.	1,446	430,301
Kennametal, Inc.	25,766	539,282
L.B. Foster Co. (Class A Stock)*	14,021	377,866
Lincoln Electric Holdings, Inc.	371	87,493
Lindsay Corp.	1,639	230,378
Luxfer Holdings PLC (United Kingdom)	3,660	50,874
Manitowoc Co., Inc. (The)*	3,307	33,103
Mayville Engineering Co., Inc.*	2,270	31,235
Middleby Corp. (The)*(a)	5,647	750,656
Miller Industries, Inc.(a)	16,807	679,339
Mueller Industries, Inc.	13,984	1,413,922
Mueller Water Products, Inc. (Class A Stock)	21,150	539,748
NN, Inc.*	8,590	17,695
Omega Flex, Inc.	1,307	40,759
Oshkosh Corp.(a)	7,565	981,181
Park-Ohio Holdings Corp.	2,910	61,808
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Perma-Pipe International Holdings, Inc.*	2,080	$48,734
Proto Labs, Inc.*	3,545	177,356
RBC Bearings, Inc.*	16,252	6,342,993
REV Group, Inc.	13,589	770,089
SPX Technologies, Inc.*	21,745	4,061,531
Standex International Corp.	1,668	353,449
Stanley Black & Decker, Inc.	1,979	147,099
Tennant Co.	15,318	1,241,677
Terex Corp.	9,055	464,522
Timken Co. (The)(a)	26,520	1,993,774
Titan International, Inc.*	7,535	56,965
Toro Co. (The)	7,744	590,093
Trinity Industries, Inc.	11,892	333,452
Twin Disc, Inc.	2,870	40,008
Wabash National Corp.	72,394	714,529
Watts Water Technologies, Inc. (Class A Stock)	3,466	967,984
Worthington Enterprises, Inc.	6,842	379,663
		97,209,481
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd. (Monaco)*	3,460	49,720
Costamare, Inc. (Monaco)	15,645	186,332
Genco Shipping & Trading Ltd.	5,724	101,887
Kirby Corp.*	6,855	572,050
Matson, Inc.	32,808	3,234,541
Pangaea Logistics Solutions Ltd.	6,150	31,242
		4,175,772
Media — 1.0%
Advantage Solutions, Inc.*	24,590	37,623
Altice USA, Inc. (Class A Stock)*	34,460	83,049
AMC Networks, Inc. (Class A Stock)*	4,850	39,964
Boston Omaha Corp. (Class A Stock)*	5,310	69,455
Cable One, Inc.	560	99,148
Cardlytics, Inc.*	7,160	17,399
DoubleVerify Holdings, Inc.*	18,930	226,781
EchoStar Corp. (Class A Stock)*	674	51,467
Emerald Holding, Inc.(a)	80,978	412,178
Entravision Communications Corp. (Class A Stock)	15,860	36,954
Gambling.com Group Ltd. (Malta)*	4,420	36,156
Gannett Co., Inc.*	20,063	82,860
Gray Media, Inc.	13,058	75,475
Integral Ad Science Holding Corp.*	19,280	196,078
John Wiley & Sons, Inc. (Class A Stock)	6,589	266,657
Liberty Broadband Corp. (Class A Stock)*	1,523	96,451
Liberty Broadband Corp. (Class C Stock)*	8,521	541,424
Magnite, Inc.*(a)	375,604	8,180,655
National CineMedia, Inc.	219,740	991,027
New York Times Co. (The) (Class A Stock)	18,959	1,088,247
Nexstar Media Group, Inc.	3,672	726,101

A14

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
NIQ Global Intelligence PLC*(a)	120,200	$1,887,140
PubMatic, Inc. (Class A Stock)*	4,448	36,829
Saga Communications, Inc. (Class A Stock)	970	12,067
Scholastic Corp.	3,590	98,294
Sinclair, Inc.	6,580	99,358
Stagwell, Inc.*	498,033	2,803,926
TEGNA, Inc.	53,628	1,090,257
Thryv Holdings, Inc.*	5,250	63,315
		19,446,335
Metals & Mining — 1.2%
Alcoa Corp.	22,849	751,504
Alpha Metallurgical Resources, Inc.*	1,369	224,639
Ascent Industries Co.*	2,140	27,563
Caledonia Mining Corp. PLC (South Africa)	1,900	68,799
Carpenter Technology Corp.	14,363	3,526,691
Century Aluminum Co.*	13,355	392,103
Cleveland-Cliffs, Inc.*(a)	58,461	713,224
Coeur Mining, Inc.*	59,407	1,114,475
Commercial Metals Co.	15,247	873,348
Compass Minerals International, Inc.*	4,616	88,627
Constellium SE*	48,100	715,728
Dakota Gold Corp.*	8,380	38,129
Friedman Industries, Inc.	1,970	43,133
Hecla Mining Co.(a)	85,811	1,038,313
Hudbay Minerals, Inc. (Canada)	117,742	1,784,969
Idaho Strategic Resources, Inc.*	930	31,425
Ivanhoe Electric, Inc.*	4,218	52,936
Kaiser Aluminum Corp.	19,480	1,503,077
Materion Corp.	3,087	372,941
McEwen Mining, Inc. (Canada)*	5,250	89,775
Metallus, Inc.*	4,961	82,005
MP Materials Corp.*(a)	48,627	3,261,413
Nexa Resources SA (Brazil)	7,220	36,028
Olympic Steel, Inc.	1,298	39,524
Pan American Silver Corp. (Canada)(a)	116,065	4,495,198
Ramaco Resources, Inc. (Class A Stock)	6,170	204,782
Ramaco Resources, Inc. (Class B Stock)	152	2,561
Royal Gold, Inc.(a)	4,414	885,360
Ryerson Holding Corp.(a)	5,206	119,009
SunCoke Energy, Inc.	12,854	104,889
Tredegar Corp.*	7,040	56,531
USA Rare Earth, Inc.*(a)	63,171	1,085,910
Warrior Met Coal, Inc.	3,305	210,330
Worthington Steel, Inc.	2,555	77,646
		24,112,585
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc.	65,100	659,463
Ares Commercial Real Estate Corp.(a)	135,000	608,850
BrightSpire Capital, Inc.	142,100	771,603
Claros Mortgage Trust, Inc.	184,200	611,544
Granite Point Mortgage Trust, Inc.	105,579	316,737
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
PennyMac Mortgage Investment Trust	120,312	$1,475,025
Redwood Trust, Inc.(a)	261,679	1,515,121
Starwood Property Trust, Inc.(a)	70,943	1,374,166
		7,332,509
Multi-Utilities — 0.3%
Avista Corp.	45,782	1,731,017
Black Hills Corp.	32,998	2,032,347
Northwestern Energy Group, Inc.	30,301	1,775,942
Unitil Corp.	15,498	741,734
		6,281,040
Office REITs — 0.2%
Brandywine Realty Trust(a)	167,300	697,641
Cousins Properties, Inc.(a)	78,012	2,257,667
Douglas Emmett, Inc.(a)	88,700	1,381,059
Empire State Realty Trust, Inc. (Class A Stock)	84,600	648,036
		4,984,403
Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.*	8,000	42,000
Antero Midstream Corp.	58,489	1,137,026
Antero Resources Corp.*	19,375	650,225
APA Corp.	31,655	768,584
Ardmore Shipping Corp. (Ireland)	4,699	55,777
Baytex Energy Corp. (Canada)(a)	549,389	1,285,570
Berry Corp.	9,304	35,169
California Resources Corp.	20,484	1,089,339
Cameco Corp. (Canada)	36,796	3,085,713
Centrus Energy Corp. (Class A Stock)*(a)	10,196	3,161,474
Chord Energy Corp.	735	73,037
Civitas Resources, Inc.	8,225	267,313
Clean Energy Fuels Corp.*	32,133	82,903
CNX Resources Corp.*	17,511	562,453
Comstock Resources, Inc.*(a)	32,184	638,209
Core Natural Resources, Inc.	2,520	210,370
Crescent Energy Co. (Class A Stock)	157,998	1,409,342
CVR Energy, Inc.	50,773	1,852,199
Delek US Holdings, Inc.	43,376	1,399,744
DHT Holdings, Inc.	24,651	294,580
Dorian LPG Ltd.	6,349	189,200
DT Midstream, Inc.	8,905	1,006,799
Encore Energy Corp. (Canada)*	6,920	22,213
Epsilon Energy Ltd.	3,100	15,624
Evolution Petroleum Corp.	7,920	38,174
Excelerate Energy, Inc. (Class A Stock)	245,490	6,183,893
FutureFuel Corp.	8,200	31,816
Granite Ridge Resources, Inc.	10,500	56,805
Green Plains, Inc.*	7,680	67,507
Gulfport Energy Corp.*	10,507	1,901,557
HF Sinclair Corp.	18,074	945,993
HighPeak Energy, Inc.(a)	2,890	20,432
Infinity Natural Resources, Inc. (Class A Stock)*	184,120	2,413,813
International Seaways, Inc.(a)	15,722	724,470

A15

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinetik Holdings, Inc.(a)	6,695	$286,144
Kosmos Energy Ltd. (Ghana)*(a)	806,282	1,338,428
Magnolia Oil & Gas Corp. (Class A Stock)(a)	21,977	524,591
Matador Resources Co.(a)	96,286	4,326,130
Murphy Oil Corp.(a)	71,756	2,038,588
NACCO Industries, Inc. (Class A Stock)	1,370	57,759
NextDecade Corp.*(a)	116,300	789,677
Nordic American Tankers Ltd.	29,377	92,244
Northern Oil & Gas, Inc.(a)	66,935	1,659,988
Ovintiv, Inc.	18,843	760,880
Par Pacific Holdings, Inc.*	43,928	1,555,930
PBF Energy, Inc. (Class A Stock)	56,351	1,700,110
Peabody Energy Corp.	15,134	401,354
Permian Resources Corp.	47,773	611,494
PrimeEnergy Resources Corp.*	170	28,395
Range Resources Corp.	68,572	2,581,050
REX American Resources Corp.*	47,672	1,459,717
Riley Exploration Permian, Inc.	1,210	32,803
Scorpio Tankers, Inc. (Monaco)	5,599	313,824
SFL Corp. Ltd. (Norway)	22,729	171,149
SM Energy Co.	62,900	1,570,613
South Bow Corp. (Canada)(a)	91,848	2,598,380
Talos Energy, Inc.*	164,980	1,582,158
Teekay Corp. Ltd. (Bermuda)	12,438	101,743
Teekay Tankers Ltd. (Canada) (Class A Stock)	4,151	209,833
Uranium Energy Corp.*(a)	683,600	9,119,224
VAALCO Energy, Inc.	333,590	1,341,032
Viper Energy, Inc. (Class A Stock)(a)	132,114	5,049,397
Vital Energy, Inc.*(a)	81,700	1,379,913
Vitesse Energy, Inc.(a)	3,530	82,002
World Kinect Corp.(a)	179,899	4,668,379
		80,152,252
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	67,055
Louisiana-Pacific Corp.	9,498	843,802
Magnera Corp.*	266	3,117
Mercer International, Inc. (Germany)	10,501	30,243
Sylvamo Corp.	19,539	864,015
		1,808,232
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	15,661	779,605
Allegiant Travel Co.*	2,417	146,881
American Airlines Group, Inc.*(a)	50,077	562,866
Copa Holdings SA (Panama) (Class A Stock)	3,715	441,416
Frontier Group Holdings, Inc.*(a)	15,420	68,079
JetBlue Airways Corp.*	48,855	240,367
SkyWest, Inc.*	5,826	586,212
Strata Critical Medical, Inc.*	8,840	44,730
Sun Country Airlines Holdings, Inc.*	41,980	495,784
		3,365,940
	Shares	Value
Common Stocks (continued)
Personal Care Products — 0.3%
BellRing Brands, Inc.*	64,591	$2,347,883
Coty, Inc. (Class A Stock)*	83,383	336,867
Edgewell Personal Care Co.	34,478	701,972
elf Beauty, Inc.*	3,906	517,467
Herbalife Ltd.*	12,140	102,462
Honest Co., Inc. (The)*	14,860	54,685
Interparfums, Inc.	4,453	438,086
Lifevantage Corp.	2,457	23,907
Nature’s Sunshine Products, Inc.*	2,707	42,013
Oddity Tech Ltd. (Israel) (Class A Stock)*	27,182	1,693,438
Olaplex Holdings, Inc.*	18,070	23,672
USANA Health Sciences, Inc.*	2,477	68,241
		6,350,693
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.*	6,720	12,768
Alumis, Inc.*(a)	2,108	8,411
Amneal Pharmaceuticals, Inc.*	40,828	408,688
Amphastar Pharmaceuticals, Inc.*	38,389	1,023,067
Amylyx Pharmaceuticals, Inc.*	2,560	34,790
ANI Pharmaceuticals, Inc.*	9,883	905,283
Arvinas, Inc.*	8,501	72,429
Atea Pharmaceuticals, Inc.*	6,270	18,183
Axsome Therapeutics, Inc.*(a)	12,806	1,555,289
Biote Corp. (Class A Stock)*	4,170	12,510
Collegium Pharmaceutical, Inc.*	4,747	166,098
Corcept Therapeutics, Inc.*	31,748	2,638,576
Crinetics Pharmaceuticals, Inc.*(a)	155,719	6,485,696
Edgewise Therapeutics, Inc.*	70,732	1,147,273
Elanco Animal Health, Inc.*(a)	58,673	1,181,674
EyePoint Pharmaceuticals, Inc.*	1,530	21,787
Fulcrum Therapeutics, Inc.*	7,529	69,267
Harmony Biosciences Holdings, Inc.*	53,848	1,484,051
Harrow, Inc.*	976	47,024
Innoviva, Inc.*	9,292	169,579
Jazz Pharmaceuticals PLC*(a)	17,913	2,360,933
LENZ Therapeutics, Inc.*	530	24,687
Ligand Pharmaceuticals, Inc.*	2,612	462,690
Nuvation Bio, Inc.*	13,420	49,654
Organon & Co.	28,099	300,097
Pacira BioSciences, Inc.*	6,312	162,660
Perrigo Co. PLC	17,264	384,469
Phibro Animal Health Corp. (Class A Stock)	3,059	123,767
Pliant Therapeutics, Inc.*	7,400	10,952
Prestige Consumer Healthcare, Inc.*	7,159	446,722
Septerna, Inc.*(a)	116,297	2,187,547
SIGA Technologies, Inc.(a)	100,394	918,605
Supernus Pharmaceuticals, Inc.*	7,714	368,652
Tarsus Pharmaceuticals, Inc.*(a)	90,083	5,353,633
Terns Pharmaceuticals, Inc.*	9,180	68,942
Theravance Biopharma, Inc.*	5,080	74,168
Third Harmonic Bio, Inc.*^	2,350	70
Viatris, Inc.	42,758	423,304
WaVe Life Sciences Ltd.*	184,415	1,349,918
		32,533,913

A16

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 2.8%
Acuren Corp.*	11,308	$150,509
Alight, Inc. (Class A Stock)	61,857	201,654
Amentum Holdings, Inc.*	28,100	672,995
Barrett Business Services, Inc.	3,609	159,951
BGSF, Inc.*	1,870	13,277
BlackSky Technology, Inc.*	1,150	23,173
CACI International, Inc. (Class A Stock)*(a)	1,756	875,858
CBIZ, Inc.*	2,970	157,291
Clarivate PLC*	81,478	312,061
Concentrix Corp.(a)	45,367	2,093,687
Conduent, Inc.*	21,674	60,687
CRA International, Inc.	936	195,184
CSG Systems International, Inc.	4,104	264,216
Dayforce, Inc.*	10,842	746,905
ExlService Holdings, Inc.*	20,901	920,271
Exponent, Inc.	6,330	439,808
First Advantage Corp.*(a)	206,211	3,173,587
Forrester Research, Inc.*	33,180	351,708
Franklin Covey Co.*	16,806	326,204
FTI Consulting, Inc.*(a)	4,297	694,610
Genpact Ltd.	18,189	761,937
Heidrick & Struggles International, Inc.	31,166	1,551,132
Huron Consulting Group, Inc.*	25,585	3,755,110
IBEX Holdings Ltd.*	2,160	87,523
ICF International, Inc.	2,130	197,664
Innodata, Inc.*	4,470	344,503
Insperity, Inc.	19,278	948,478
KBR, Inc.	51,242	2,423,234
Kelly Services, Inc. (Class A Stock)	142,097	1,864,313
Kforce, Inc.	43,541	1,305,359
Korn Ferry	16,334	1,143,053
Legalzoom.com, Inc.*	148,340	1,539,769
ManpowerGroup, Inc.	29,622	1,122,674
Mastech Digital, Inc.*	1,560	11,893
Maximus, Inc.	49,687	4,539,901
Mistras Group, Inc.*	5,322	52,368
Parsons Corp.*(a)	81,380	6,748,030
Paylocity Holding Corp.*	3,878	617,649
Planet Labs PBC*	568,017	7,372,861
RCM Technologies, Inc.*	1,540	40,887
Resources Connection, Inc.	90,730	458,187
Robert Half, Inc.	45,923	1,560,464
Science Applications International Corp.(a)	14,467	1,437,586
TaskUS, Inc. (Philippines) (Class A Stock)*	2,900	51,765
TriNet Group, Inc.	5,795	387,628
TrueBlue, Inc.*	137,768	844,518
Upwork, Inc.*(a)	146,340	2,717,534
Verra Mobility Corp.*	19,172	473,548
Willdan Group, Inc.*	2,210	213,685
		56,406,889
Real Estate Management & Development — 0.4%
AMREP Corp.*	520	12,438
Anywhere Real Estate, Inc.*	14,040	148,684
Compass, Inc. (Class A Stock)*	42,682	342,736
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Cushman & Wakefield PLC*	116,065	$1,847,755
Douglas Elliman, Inc.*	256,470	733,504
eXp World Holdings, Inc.	11,020	117,473
Five Point Holdings LLC (Class A Stock)*	9,610	58,909
Forestar Group, Inc.*	7,001	186,157
FRP Holdings, Inc.*	2,778	67,672
Howard Hughes Holdings, Inc.*	6,945	570,671
Jones Lang LaSalle, Inc.*	47	14,019
Kennedy-Wilson Holdings, Inc.	18,255	151,882
Marcus & Millichap, Inc.	25,041	734,953
Maui Land & Pineapple Co., Inc.*	2,882	53,721
Newmark Group, Inc. (Class A Stock)	19,526	364,160
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	34,042
RMR Group, Inc. (The) (Class A Stock)	43,000	676,390
Seritage Growth Properties (Class A Stock)*(a)	148,600	631,550
St. Joe Co. (The)	8,093	400,442
Stratus Properties, Inc.*	1,810	38,300
Tejon Ranch Co.*	3,633	58,055
		7,243,513
Semiconductors & Semiconductor Equipment — 4.3%
Aehr Test Systems*	4,442	133,749
Allegro MicroSystems, Inc. (Japan)*(a)	19,641	573,517
Alpha & Omega Semiconductor Ltd.*	4,197	117,348
Ambarella, Inc.*	26,500	2,186,780
Amkor Technology, Inc.	30,132	855,749
Amtech Systems, Inc.*	2,960	27,410
Astera Labs, Inc.*	28,287	5,538,595
Axcelis Technologies, Inc.*(a)	36,018	3,516,798
Camtek Ltd. (Israel)*(a)	13,203	1,386,975
CEVA, Inc.*	3,921	103,554
Cirrus Logic, Inc.*	21,745	2,724,431
Cohu, Inc.*	5,870	119,337
Credo Technology Group Holding Ltd.*	88,411	12,873,526
Diodes, Inc.*	18,593	989,334
Enphase Energy, Inc.*	8,216	290,764
Everspin Technologies, Inc.*	2,880	26,813
FormFactor, Inc.*	10,218	372,140
GSI Technology, Inc.*	5,130	18,878
Ichor Holdings Ltd.*	5,191	90,946
Impinj, Inc.*	20,509	3,707,002
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	19,190	78,103
inTEST Corp.*	2,310	18,041
Kulicke & Soffa Industries, Inc. (Singapore)	7,932	322,356
Lattice Semiconductor Corp.*(a)	113,524	8,323,580
MACOM Technology Solutions Holdings, Inc.*(a)	70,643	8,794,347
Magnachip Semiconductor Corp. (South Korea)*	8,820	27,607
MaxLinear, Inc.*	8,974	144,302
MKS, Inc.	5,685	703,632
NVE Corp.	829	54,109
Onto Innovation, Inc.*(a)	47,329	6,115,853

A17

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
PDF Solutions, Inc.*	5,049	$130,365
Penguin Solutions, Inc.*	8,261	217,099
Photronics, Inc.*	135,259	3,104,194
Power Integrations, Inc.	7,684	308,974
Qorvo, Inc.*	26,251	2,390,941
Rambus, Inc.*	13,145	1,369,709
Semtech Corp.*	26,725	1,909,501
Silicon Laboratories, Inc.*	3,796	497,769
SiTime Corp.*(a)	49,092	14,791,911
SkyWater Technology, Inc.*(a)	3,170	59,152
Skyworks Solutions, Inc.(a)	9,588	738,084
Synaptics, Inc.*	5,609	383,319
Ultra Clean Holdings, Inc.*	5,566	151,673
Universal Display Corp.(a)	4,463	641,021
Veeco Instruments, Inc.*	6,233	189,670
		87,118,958
Software — 6.3%
8x8, Inc.*	18,460	39,135
A10 Networks, Inc.	10,627	192,880
ACI Worldwide, Inc.*	33,856	1,786,581
Adeia, Inc.	306,640	5,151,552
Agilysys, Inc.*	2,607	274,387
Alarm.com Holdings, Inc.*	7,004	371,772
Alkami Technology, Inc.*(a)	1,793	44,538
American Bitcoin Corp. (Class A Stock)*(a)	2,537	17,099
Amplitude, Inc. (Class A Stock)*	424,110	4,546,459
Appfolio, Inc. (Class A Stock)*	2,242	618,030
AvePoint, Inc.*	18,853	282,984
BILL Holdings, Inc.*(a)	11,985	634,845
Blackbaud, Inc.*	6,093	391,841
BlackLine, Inc.*	7,380	391,878
Box, Inc. (Class A Stock)*	19,369	625,038
Braze, Inc. (Class A Stock)*	186,020	5,290,409
C3.ai, Inc. (Class A Stock)*(a)	4,891	84,810
CCC Intelligent Solutions Holdings, Inc.*(a)	64,011	583,140
Cerence, Inc.*	3,157	39,336
Cipher Mining, Inc.*	3,630	45,702
Cleanspark, Inc.*(a)	4,635	67,208
Clear Secure, Inc. (Class A Stock)	10,792	360,237
Clearwater Analytics Holdings, Inc. (Class A Stock)*	286,470	5,162,189
Commvault Systems, Inc.*	30,747	5,804,419
Consensus Cloud Solutions, Inc.*	2,655	77,977
Core Scientific, Inc.*(a)	134,490	2,412,751
CoreCard Corp.*	790	21,267
CS Disco, Inc.*	8,880	57,365
Daily Journal Corp.*	190	88,377
Dolby Laboratories, Inc. (Class A Stock)	5,916	428,141
Dropbox, Inc. (Class A Stock)*	23,092	697,609
D-Wave Quantum, Inc. (Canada)*(a)	111,692	2,759,909
eGain Corp.*	6,990	60,883
Expensify, Inc. (Class A Stock)*	2,700	4,995
Five9, Inc.*	6,339	153,404
Freshworks, Inc. (Class A Stock)*	23,892	281,209
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Hut 8 Corp. (Canada)*	45,765	$1,593,080
I3 Verticals, Inc. (Class A Stock)*	3,805	123,510
Informatica, Inc. (Class A Stock)*	3,579	88,902
Intapp, Inc.*	106,305	4,347,874
InterDigital, Inc.(a)	38,230	13,198,143
Jamf Holding Corp.*	14,025	150,067
JFrog Ltd.*	262,628	12,430,183
LiveRamp Holdings, Inc.*	104,751	2,842,942
Meridianlink, Inc.*	6,082	121,214
Mitek Systems, Inc.*	6,532	63,818
N-able, Inc.*	20,102	156,796
nCino, Inc.*	12,245	331,962
NCR Voyix Corp.*	139,491	1,750,612
Netskope, Inc. (Class A Stock)*(a)	171,401	3,895,945
ON24, Inc.*	6,710	38,381
OneSpan, Inc.	5,915	93,989
Onestream, Inc.*(a)	186,350	3,434,430
Ooma, Inc.*	4,400	52,756
Pegasystems, Inc.(a)	17,198	988,885
Progress Software Corp.	6,101	268,017
Q2 Holdings, Inc.*	84,386	6,108,703
Qualys, Inc.*(a)	4,728	625,656
Rapid7, Inc.*	4,002	75,038
Red Violet, Inc.	1,630	85,168
ReposiTrak, Inc.	1,260	18,673
RingCentral, Inc. (Class A Stock)*	8,648	245,084
Riot Platforms, Inc.*(a)	13,589	258,599
Rubrik, Inc. (Class A Stock)*	17,907	1,472,851
Sapiens International Corp. NV (Israel)	6,105	262,515
SEMrush Holdings, Inc. (Class A Stock)*	13,562	96,019
SentinelOne, Inc. (Class A Stock)*	26,951	474,607
ServiceTitan, Inc. (Class A Stock)*(a)	64,300	6,483,369
SoundThinking, Inc.*	1,288	15,533
Sprinklr, Inc. (Class A Stock)*	17,870	137,956
SPS Commerce, Inc.*	4,228	440,304
Telos Corp.*	9,790	66,964
Teradata Corp.*	11,387	244,934
Terawulf, Inc.*(a)	187,952	2,146,412
UiPath, Inc. (Class A Stock)*	45,880	613,874
Varonis Systems, Inc.*(a)	32,191	1,850,017
Verint Systems, Inc.*	87,919	1,780,360
Vertex, Inc. (Class A Stock)*(a)	234,432	5,811,569
Via Transportation, Inc. (Class A Stock)*(a)	2,991	143,807
Viant Technology, Inc. (Class A Stock)*	1,990	17,174
Workiva, Inc.*	119,900	10,320,992
Xperi, Inc.*	6,610	42,833
Yext, Inc.*	15,742	134,122
Zeta Global Holdings Corp. (Class A Stock)*	10,844	215,470
		126,010,465
Specialized REITs — 0.2%
National Storage Affiliates Trust(a)	156,190	4,720,062

A18

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 3.2%
1-800-Flowers.com, Inc. (Class A Stock)*(a)	5,370	$24,702
Abercrombie & Fitch Co. (Class A Stock)*	38,581	3,300,605
Academy Sports & Outdoors, Inc.(a)	69,995	3,501,150
Advance Auto Parts, Inc.	6,320	388,048
American Eagle Outfitters, Inc.	21,318	364,751
America’s Car-Mart, Inc.*	1,290	37,681
Arhaus, Inc.*	7,370	78,343
Arko Corp.	17,560	80,249
Asbury Automotive Group, Inc.*(a)	6,719	1,642,460
AutoNation, Inc.*	4,765	1,042,439
Bath & Body Works, Inc.	84,411	2,174,427
Boot Barn Holdings, Inc.*	56,107	9,298,052
Buckle, Inc. (The)	6,902	404,871
Build-A-Bear Workshop, Inc.	2,091	136,354
Caleres, Inc.	4,109	53,581
Camping World Holdings, Inc. (Class A Stock)	8,956	141,415
CarMax, Inc.*	7,969	357,569
Carvana Co.*	8,633	3,256,713
Cato Corp. (The) (Class A Stock)(a)	4,750	19,998
Citi Trends, Inc.*	1,280	39,718
Designer Brands, Inc. (Class A Stock)	6,990	24,745
Duluth Holdings, Inc. (Class B Stock)*	4,710	18,416
Envela Corp.*	1,390	10,856
Five Below, Inc.*	3,402	526,289
Floor & Decor Holdings, Inc. (Class A Stock)*	7,640	563,068
Gap, Inc. (The)	43,931	939,684
Genesco, Inc.*	1,869	54,182
Group 1 Automotive, Inc.	13,076	5,720,881
Guess?, Inc.(a)	6,461	107,963
Haverty Furniture Cos., Inc.	45,989	1,008,539
J Jill, Inc.	2,190	37,559
Lands’ End, Inc.*(a)	4,080	57,528
Leslie’s, Inc.*	1,056	5,808
Lithia Motors, Inc.	2,278	719,848
MarineMax, Inc.*	33,018	836,346
Monro, Inc.	3,133	56,300
Murphy USA, Inc.(a)	7,163	2,781,106
National Vision Holdings, Inc.*	72,133	2,105,562
ODP Corp. (The)*	3,631	101,123
OneWater Marine, Inc. (Class A Stock)*(a)	41,000	649,440
Penske Automotive Group, Inc.	690	119,998
Petco Health & Wellness Co., Inc.*	20,700	80,109
PetMed Express, Inc.*(a)	42,110	105,696
Revolve Group, Inc.*	5,407	115,169
RH*	1,953	396,772
RideNow Group, Inc.*	2,030	8,932
Sally Beauty Holdings, Inc.*	14,926	242,995
Shoe Carnival, Inc.	3,207	66,674
Signet Jewelers Ltd.(a)	13,447	1,289,836
Sleep Number Corp.*(a)	4,430	31,099
Sonic Automotive, Inc. (Class A Stock)(a)	14,931	1,136,100
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sportsman’s Warehouse Holdings, Inc.*	8,080	$22,382
Stitch Fix, Inc. (Class A Stock)*	14,569	63,375
Tile Shop Holdings, Inc.*	5,470	33,094
Tilly’s, Inc. (Class A Stock)*(a)	3,670	7,560
Upbound Group, Inc.	7,513	177,532
Urban Outfitters, Inc.*	43,132	3,080,919
Valvoline, Inc.*(a)	199,607	7,167,887
Victoria’s Secret & Co.*	9,687	262,905
Warby Parker, Inc. (Class A Stock)*(a)	212,918	5,872,278
Wayfair, Inc. (Class A Stock)*	5,095	455,136
Winmark Corp.	475	236,441
Zumiez, Inc.*	1,978	38,789
		63,680,047
Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	23,654
Corsair Gaming, Inc.*	11,890	106,059
CPI Card Group, Inc.*	1,370	20,742
Diebold Nixdorf, Inc.*	2,760	157,403
Eastman Kodak Co.*	7,420	47,562
Turtle Beach Corp.*	2,400	38,160
Xerox Holdings Corp.(a)	11,926	44,842
		438,422
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC (Germany)*	10,643	481,596
Carter’s, Inc.	29,988	846,261
Columbia Sportswear Co.(a)	18,094	946,316
Crocs, Inc.*	6,537	546,166
Culp, Inc.*	3,200	14,272
Figs, Inc. (Class A Stock)*	23,190	155,141
G-III Apparel Group Ltd.*	30,807	819,774
Hanesbrands, Inc.*	46,718	307,872
Kontoor Brands, Inc.	42,507	3,390,783
Lakeland Industries, Inc.(a)	1,620	23,976
Levi Strauss & Co. (Class A Stock)	11,110	258,863
Movado Group, Inc.	2,670	50,650
Oxford Industries, Inc.(a)	26,796	1,086,310
PVH Corp.(a)	15,779	1,321,807
Rocky Brands, Inc.	1,118	33,305
Steven Madden Ltd.(a)	100,684	3,370,900
Superior Group of Cos., Inc.	3,400	36,448
Under Armour, Inc. (Class A Stock)*(a)	25,155	125,524
Under Armour, Inc. (Class C Stock)*(a)	27,470	132,680
Unifi, Inc.*	4,140	19,706
Vera Bradley, Inc.*	6,450	12,965
VF Corp.(a)	39,823	574,646
Wolverine World Wide, Inc.	7,440	204,154
		14,760,115
Tobacco — 0.2%
Turning Point Brands, Inc.	33,297	3,291,742
Universal Corp.	3,506	195,880
		3,487,622

A19

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 1.5%
Air Lease Corp.	16,082	$1,023,619
Alta Equipment Group, Inc.	5,890	42,644
Applied Industrial Technologies, Inc.	25,566	6,674,004
BlueLinx Holdings, Inc.*	1,136	83,019
Boise Cascade Co.	5,458	422,013
Core & Main, Inc. (Class A Stock)*	9,828	529,041
Custom Truck One Source, Inc.*	13,280	85,258
Distribution Solutions Group, Inc.*	4,397	132,262
DNOW, Inc.*	102,342	1,560,715
DXP Enterprises, Inc.*	2,565	305,415
EVI Industries, Inc.	1,480	46,783
FTAI Aviation Ltd.	23,526	3,925,548
GATX Corp.	5,004	874,699
Global Industrial Co.	27,156	995,811
Herc Holdings, Inc.(a)	9,415	1,098,354
Hudson Technologies, Inc.*	4,419	43,881
Karat Packaging, Inc.	1,920	48,403
McGrath RentCorp	7,355	862,742
MRC Global, Inc.*	12,241	176,515
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	20,922	1,927,753
NPK International, Inc.*	12,265	138,717
Rush Enterprises, Inc. (Class A Stock)	32,426	1,733,818
Rush Enterprises, Inc. (Class B Stock)	2,738	157,216
SiteOne Landscape Supply, Inc.*(a)	22,297	2,871,854
Titan Machinery, Inc.*	53,578	896,896
Transcat, Inc.*	1,277	93,476
WESCO International, Inc.	4,330	915,795
Willis Lease Finance Corp.	960	131,606
Xometry, Inc. (Class A Stock)*	48,020	2,615,649
		30,413,506
Water Utilities — 0.2%
American States Water Co.	4,982	365,280
Artesian Resources Corp. (Class A Stock)	11,562	376,863
California Water Service Group	7,526	345,368
Consolidated Water Co., Ltd.	2,029	71,583
Essential Utilities, Inc.	16,739	667,886
Global Water Resources, Inc.	1,480	15,244
H2O America	30,685	1,494,360
Middlesex Water Co.	2,150	116,358
Pure Cycle Corp.*	4,910	54,354
York Water Co. (The)	1,791	54,482
		3,561,778
Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc.	2,601	130,076
Gogo, Inc.*	13,660	117,339
Shenandoah Telecommunications Co.	7,601	102,005
Telephone & Data Systems, Inc.	15,140	594,094
		943,514

Total Common Stocks (cost $1,818,010,678)		1,928,597,190
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Russell 2000 ETF	148,129	35,841,293
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares Russell 2000 Growth ETF	18,884	$6,043,636
iShares Russell 2000 Value ETF	36,059	6,375,592
Vanguard Small-Cap Growth ETF	22,573	6,718,176
Vanguard Small-Cap Value ETF	32,961	6,879,290

Total Unaffiliated Exchange-Traded Funds (cost $53,991,249)		61,857,987

	Units
Warrants* — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc., expiring 03/11/28	200	350
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	66,494	204,821

Total Warrants (cost $1,467)		205,171

Total Long-Term Investments (cost $1,872,003,394)		1,990,660,348

	Shares
Short-Term Investments — 25.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	28,479,029	28,479,029
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $491,351,922; includes $489,879,537 of cash collateral for securities on loan)(b)(wb)	491,656,520	491,361,526

Total Short-Term Investments (cost $519,830,951)		519,840,555

TOTAL INVESTMENTS—124.6% (cost $2,391,834,345)		2,510,500,903

Liabilities in excess of other assets — (24.6)%		(494,926,342)

Net Assets — 100.0%		$2,015,574,561

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

A20

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,998 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $479,657,512; cash collateral of $489,879,537 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21